UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	12/31/2014

Item 1.	Schedule of Investments

Prudential Conservative Allocation Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	930,885	$ 9,020,273
Prudential Global Real Estate Fund (Class Q)	363,913	8,901,309
Prudential Government Income Fund (Class Z)	943,808	9,154,937
Prudential High Yield Fund (Class Q)	543,987	3,013,689
Prudential International Equity Fund (Class Z)	1,320,289	9,162,808
Prudential Jennison 20/20 Focus Fund (Class Q)*	84,529	1,483,488
Prudential Jennison Equity Opportunity Fund (Class Z)	145,282	2,991,359
Prudential Jennison Growth Fund (Class Z)*	24,669	745,491
Prudential Jennison International Opportunities Fund (Class Z)*	475,991	6,040,324
Prudential Jennison Market Neutral Fund (Class Z)*	324,415	2,867,833
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	111,631	4,486,464
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	5,554	229,605
Prudential Jennison Small Company Fund, Inc. (Class Q)	113,947	3,001,374
Prudential Jennison Value Fund (Class Q)	150,567	3,130,296
Prudential Large-Cap Core Equity Fund (Class Z)	514,579	8,253,851
Prudential Mid-Cap Value Fund (Class Q)	218,913	4,575,290
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,829,687	37,569,228
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	666,470	7,484,459
Prudential Small-Cap Value Fund (Class Q)	123,564	2,246,389
Prudential Strategic Value Fund (Class Z)	463,684	7,010,900
Prudential Total Return Bond Fund (Class Q)	1,150,445	16,612,424

TOTAL LONG-TERM INVESTMENTS (cost $127,889,708)		147,981,791

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,758,083)	1,758,083	1,758,083

TOTAL INVESTMENTS — 100.5% (cost $129,647,791)(a)(b)		149,739,874
Liabilities in excess of other assets — (0.5)%		(711,568)

NET ASSETS — 100.0%		$149,028,306

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$130,679,233

Appreciation	20,594,293
Depreciation	(1,533,652)

Net Unrealized Appreciation	$19,060,641

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$147,981,791	$—	$—
Affiliated Money Market Mutual Fund	1,758,083	—	—

Total	$149,739,874	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	941,947	$ 9,127,465
Prudential Global Real Estate Fund (Class Q)	443,782	10,854,912
Prudential Government Income Fund (Class Z)	382,256	3,707,887
Prudential High Yield Fund (Class Q)	335,488	1,858,603
Prudential International Equity Fund (Class Z)	2,423,543	16,819,388
Prudential Jennison 20/20 Focus Fund (Class Q)*	206,812	3,629,547
Prudential Jennison Equity Opportunity Fund (Class Z)	352,373	7,255,350
Prudential Jennison Growth Fund (Class Z)*	60,420	1,825,881
Prudential Jennison International Opportunities Fund (Class Z)*	882,481	11,198,679
Prudential Jennison Market Neutral Fund (Class Z)*	595,759	5,266,513
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	226,114	9,087,536
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	6,761	279,516
Prudential Jennison Small Company Fund, Inc. (Class Q)	276,618	7,286,128
Prudential Jennison Value Fund (Class Q)	361,377	7,513,035
Prudential Large-Cap Core Equity Fund (Class Z)	918,619	14,734,646
Prudential Mid-Cap Value Fund (Class Q)	569,941	11,911,773
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,303,076	22,593,175
Prudential Small-Cap Value Fund (Class Q)	199,454	3,626,079
Prudential Strategic Value Fund (Class Z)	985,547	14,901,466
Prudential Total Return Bond Fund (Class Q)	1,150,060	16,606,871

TOTAL LONG-TERM INVESTMENTS (cost $146,600,569)		180,084,450

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,771,207)	1,771,207	1,771,207

TOTAL INVESTMENTS — 100.3% (cost $148,371,776)(a)(b)		181,855,657
Liabilities in excess of other assets — (0.3)%		(477,273)

NET ASSETS — 100.0%		$181,378,384

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$150,994,035

Appreciation	32,998,975
Depreciation	(2,137,353)

Net Unrealized Appreciation	$30,861,622

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$180,084,450	$—	$—
Affiliated Money Market Mutual Fund	1,771,207	—	—

Total	$181,855,657	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	102,867	$ 996,784
Prudential Global Real Estate Fund (Class Q)	241,968	5,918,546
Prudential Government Income Fund (Class Z)	985	9,559
Prudential International Equity Fund (Class Z)	2,099,066	14,567,516
Prudential Jennison 20/20 Focus Fund (Class Q)*	168,878	2,963,809
Prudential Jennison Equity Opportunity Fund (Class Z)	335,721	6,912,504
Prudential Jennison Growth Fund (Class Z)*	33,050	998,777
Prudential Jennison International Opportunities Fund (Class Z)*	760,104	9,645,719
Prudential Jennison Market Neutral Fund (Class Z)*	430,212	3,803,072
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	122,737	4,932,780
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,497	144,575
Prudential Jennison Small Company Fund, Inc. (Class Q)	168,644	4,442,080
Prudential Jennison Value Fund (Class Q)	288,731	6,002,719
Prudential Large-Cap Core Equity Fund (Class Z)	680,086	10,908,575
Prudential Mid-Cap Value Fund (Class Q)	305,654	6,388,167
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	61,606	604,353
Prudential Small-Cap Value Fund (Class Q)	244,616	4,447,122
Prudential Strategic Value Fund (Class Z)	729,054	11,023,300
Prudential Total Return Bond Fund (Class Q)	194,402	2,807,162

TOTAL LONG-TERM INVESTMENTS (cost $75,676,994)		97,517,119

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,062,158)	1,062,158	1,062,158

TOTAL INVESTMENTS — 100.1% (cost $76,739,152)(a)(b)		98,579,277
Liabilities in excess of other assets — (0.1)%		(132,842)

NET ASSETS — 100.0%		$98,446,435

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$78,856,578

Appreciation	21,154,949
Depreciation	(1,432,250)

Net Unrealized Appreciation	$19,722,699

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$97,517,119	$—	$—
Affiliated Money Market Mutual Fund	1,062,158	—	—

Total	$98,579,277	$—	$—

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace & Defense — 3.3%
Boeing Co. (The)	379,155	$49,282,567
Precision Castparts Corp.	173,514	41,796,052

		91,078,619

Automobiles — 1.0%
Tesla Motors, Inc.*(a)	127,160	28,281,656

Biotechnology — 9.5%
Alexion Pharmaceuticals, Inc.*	234,787	43,442,639
Biogen Idec, Inc.*	212,598	72,166,391
Celgene Corp.*	600,041	67,120,586
Gilead Sciences, Inc.*	402,638	37,952,658
Incyte Corp. Ltd.*(a)	194,217	14,199,205
Vertex Pharmaceuticals, Inc.*	246,398	29,272,082

		264,153,561

Capital Markets — 1.6%
Morgan Stanley	1,177,361	45,681,607

Chemicals — 1.9%
Monsanto Co.	440,628	52,641,827

Diversified Financial Services — 1.0%
McGraw-Hill Financial, Inc.	301,993	26,871,337

Energy Equipment & Services — 1.1%
Schlumberger Ltd.	355,439	30,358,045

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	372,401	52,787,842

Food Products — 2.1%
Mead Johnson Nutrition Co.	223,174	22,437,914
Mondelez International, Inc. (Class A Stock)	1,001,673	36,385,772

		58,823,686

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,076,981	48,485,685

Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill, Inc.*	49,910	34,163,894
Dunkin’ Brands Group, Inc.	180,918	7,716,153
Marriott International, Inc. (Class A Stock)	570,543	44,519,470
Starbucks Corp.	510,582	41,893,253

		128,292,770

Internet & Catalog Retail — 6.6%
Amazon.com, Inc.*	225,427	69,961,269
Netflix, Inc.*(a)	107,189	36,616,834
Priceline Group, Inc. (The)*	46,569	53,098,440
TripAdvisor, Inc.*(a)	305,133	22,781,230

		182,457,773

Internet Software & Services — 11.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	506,255	52,620,145
Facebook, Inc. (Class A Stock)*	1,289,400	100,598,988
Google, Inc. (Class A Stock)*	72,129	38,275,975
Google, Inc. (Class C Stock)*	72,516	38,172,422
LendingClub Corp.*(a)	60,536	1,531,561
LinkedIn Corp. (Class A Stock)*	220,337	50,613,612
Tencent Holdings Ltd. (China)	495,017	7,162,367
Twitter, Inc.*	785,159	28,163,653

		317,138,723

IT Services — 7.6%
FleetCor Technologies, Inc.*	245,364	36,488,080
MasterCard, Inc. (Class A Stock)	1,169,934	100,801,514
Visa, Inc. (Class A Stock)(a)	284,419	74,574,662

		211,864,256

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*	242,200	44,705,276

Media — 3.6%
Twenty-First Century Fox, Inc. (Class A Stock)	1,056,010	40,556,064
Walt Disney Co. (The)	618,156	58,224,114

		98,780,178

Oil, Gas & Consumable Fuels — 2.3%
Concho Resources, Inc.*	345,603	34,473,899
EOG Resources, Inc.	315,172	29,017,886

		63,491,785

Pharmaceuticals — 7.4%
Actavis PLC*(a)	202,861	52,218,450
Bristol-Myers Squibb Co.	1,028,558	60,715,779
Novo Nordisk A/S (Denmark), ADR	1,129,413	47,796,758
Perrigo Co. PLC	66,018	11,035,569
Shire PLC (Ireland), ADR	154,592	32,856,983

		204,623,539

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	329,378	32,559,015

Road & Rail — 3.2%
Canadian Pacific Railway Ltd. (Canada)	212,276	40,903,462
Union Pacific Corp.	397,767	47,385,983

		88,289,445

Semiconductors & Semiconductor Equipment — 1.2%
ARM Holdings PLC (United Kingdom), ADR	687,978	31,853,381

Software — 7.9%
Adobe Systems, Inc.*	597,084	43,408,007
FireEye, Inc.*(a)	401,054	12,665,285
Red Hat, Inc.*	597,152	41,287,089
salesforce.com, inc.*	895,103	53,088,559
Splunk, Inc.*	414,221	24,418,328
VMware, Inc. (Class A Stock)*(a)	229,121	18,907,065
Workday, Inc. (Class A Stock)*(a)	315,076	25,713,352

		219,487,685

Specialty Retail — 5.4%
Inditex SA (Spain)	1,449,797	41,356,136
O’Reilly Automotive, Inc.*	203,859	39,267,321
Tiffany & Co.	390,913	41,772,963
TJX Cos., Inc. (The)	398,465	27,326,730

		149,723,150

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,390,189	153,449,062

Textiles, Apparel & Luxury Goods — 5.0%
Luxottica Group SpA (Italy)	484,775	26,574,879
Michael Kors Holdings Ltd.*	201,721	15,149,247
NIKE, Inc. (Class B Stock)	677,415	65,133,452
Under Armour, Inc. (Class A Stock)*(a)	480,735	32,641,907

		139,499,485

TOTAL LONG-TERM INVESTMENTS (cost $1,540,693,151)		2,765,379,388

SHORT-TERM INVESTMENT — 8.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $235,843,636; includes $225,871,502 of cash collateral for securities on loan)(b)(c)	235,843,636	235,843,636

TOTAL INVESTMENTS — 108.2% (cost $1,776,536,787)(d)		3,001,223,024
Liabilities in excess of other assets — (8.2)%		(226,232,345)

NET ASSETS — 100.0%		$2,774,990,679

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,089,693; cash collateral of $225,871,502 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,782,081,858

Appreciation	1,231,363,070
Depreciation	(12,221,904)

Net Unrealized Appreciation	$1,219,141,166

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$91,078,619	$—	$—
Automobiles	28,281,656	—	—
Biotechnology	264,153,561	—	—
Capital Markets	45,681,607	—	—
Chemicals	52,641,827	—	—
Diversified Financial Services	26,871,337	—	—
Energy Equipment & Services	30,358,045	—	—
Food & Staples Retailing	52,787,842	—	—
Food Products	58,823,686	—	—
Health Care Equipment & Supplies	48,485,685	—	—
Hotels, Restaurants & Leisure	128,292,770	—	—
Internet & Catalog Retail	182,457,773	—	—
Internet Software & Services	309,976,356	7,162,367	—
IT Services	211,864,256	—	—
Life Sciences Tools & Services	44,705,276	—	—

Media	98,780,178	—	—
Oil, Gas & Consumable Fuels	63,491,785	—	—
Pharmaceuticals	204,623,539	—	—
Real Estate Investment Trusts (REITs)	32,559,015	—	—
Road & Rail	88,289,445	—	—
Semiconductors & Semiconductor Equipment	31,853,381	—	—
Software	219,487,685	—	—
Specialty Retail	108,367,014	41,356,136	—
Technology Hardware, Storage & Peripherals	153,449,062	—	—
Textiles, Apparel & Luxury Goods	112,924,606	26,574,879	—
Affiliated Money Market Mutual Fund	235,843,636	—	—

Total	$2,926,129,642	$75,093,382	$—

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	54,535	$ 7,088,459
United Technologies Corp.	52,994	6,094,310

		13,182,769

Air Freight & Logistics — 2.3%
Cia De Distribucion Integral (United Kingdom)*	107,138	2,349,125
Cia De Distribucion Integral, 144A (United Kingdom)*(a)	236,752	5,191,063
FedEx Corp.	31,244	5,425,833

		12,966,021

Airlines — 1.0%
Delta Air Lines, Inc.	109,462	5,384,436

Auto Components — 1.5%
Lear Corp.	88,583	8,688,221

Banks — 8.7%
Bank of America Corp.	576,179	10,307,842
JPMorgan Chase & Co.	167,925	10,508,746
PNC Financial Services Group, Inc. (The)	106,799	9,743,273
Wells Fargo & Co.	197,877	10,847,617
Zions Bancorporation	283,625	8,086,149

		49,493,627

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	55,478	10,753,301

Chemicals — 2.9%
Monsanto Co.	68,297	8,159,442
Potash Corp. of Saskatchewan, Inc. (Canada)	236,152	8,340,889

		16,500,331

Commercial Services & Supplies — 2.6%
ADT Corp. (The)(b)	272,232	9,862,965
Brink’s Co. (The)	206,070	5,030,169

		14,893,134

Communications Equipment — 4.8%
Brocade Communications Systems, Inc.	827,205	9,794,107
JDS Uniphase Corp.*	443,639	6,086,727
Juniper Networks, Inc.	218,363	4,873,862
Polycom, Inc.*	459,821	6,207,584

		26,962,280

Diversified Financial Services — 1.4%
Voya Financial, Inc.	186,819	7,917,389

Diversified Telecommunication Services — 1.8%
Vivendi SA (France)	407,737	10,148,816

Electric Utilities — 2.5%
FirstEnergy Corp.	156,700	6,109,733
PPL Corp.	219,651	7,979,921

		14,089,654

Electronic Equipment, Instruments & Components — 1.0%
Benchmark Electronics, Inc.*	213,118	5,421,722

Energy Equipment & Services — 0.8%
Schlumberger Ltd.	54,657	4,668,254

Food & Staples Retailing — 1.6%
CVS Health Corp.	93,266	8,982,448

Food Products — 3.2%
Diamond Foods, Inc.*(b)	308,447	8,707,459
Mondelez International, Inc. (Class A Stock)	260,988	9,480,389

		18,187,848

Health Care Equipment & Supplies — 1.9%
Hologic, Inc.*	398,734	10,662,147

Hotels, Restaurants & Leisure — 7.2%
Carnival Corp.	284,923	12,915,560
Hyatt Hotels Corp. (Class A Stock)*	146,974	8,849,305
Pinnacle Entertainment, Inc.*	373,206	8,303,833
Wendy’s Co. (The)	1,175,814	10,617,600

		40,686,298

Independent Power & Renewable Electricity Producers — 1.6%
Calpine Corp.*	240,812	5,329,170
NRG Energy, Inc.	140,570	3,788,361

		9,117,531

Industrial Conglomerates — 0.9%
Siemens AG (Germany)	46,994	5,272,921

Insurance — 2.4%
MetLife, Inc.	168,530	9,115,788
Symetra Financial Corp.	201,500	4,644,575

		13,760,363

Internet Software & Services — 1.9%
Alibaba Group Holding Ltd. (China), ADR*(b)	52,698	5,477,430
Google, Inc. (Class A Stock) *	3,193	1,694,397
Google, Inc. (Class C Stock)*	7,319	3,852,722

		11,024,549

Machinery — 1.1%
Terex Corp.(b)	233,417	6,507,666

Media — 6.7%
Comcast Corp. (Special Class A Stock)	153,794	8,853,151
Live Nation Entertainment, Inc.*	305,033	7,964,412
Markit Ltd.*	169,793	4,487,629
Nine Entertainment Co. Holdings Ltd. (Australia)	1,298,256	2,016,784
Nine Entertainment Co. Holdings Ltd., 144A (Australia)(a)	1,239,630	1,925,711
Thomson Reuters Corp.	144,743	5,838,933
Twenty-First Century Fox, Inc. (Class A Stock)	186,588	7,165,912

		38,252,532

Metals & Mining — 0.9%
Constellium NV (Netherlands) (Class A Stock)*	299,326	4,917,926

Multiline Retail — 1.3%
Target Corp.	100,491	7,628,272

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	100,858	8,320,785
Cobalt International Energy, Inc.*	286,138	2,543,767
Laredo Petroleum, Inc.*	353,801	3,661,840
Noble Energy, Inc.	149,693	7,099,939
Rice Energy, Inc.*(b)	181,955	3,815,597

		25,441,928

Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	199,012	11,747,678

Impax Laboratories, Inc.*	205,721	6,517,241
Merck & Co., Inc.	140,929	8,003,358
Mylan, Inc.*	147,483	8,313,617
Pfizer, Inc.	212,890	6,631,524
Shire PLC (Ireland), ADR	44,969	9,557,711

		50,771,129

Professional Services — 1.1%
Manpowergroup, Inc.	87,349	5,954,581

Semiconductors & Semiconductor Equipment — 2.5%
Altera Corp.	237,470	8,772,142
Maxim Integrated Products, Inc.	163,725	5,217,916

		13,990,058

Software — 8.4%
Activision Blizzard, Inc.	231,550	4,665,733
Cadence Design Systems, Inc.*(b)	403,471	7,653,845
Fortinet, Inc.*	307,459	9,426,693
Guidewire Software, Inc.*(b)	148,546	7,520,884
Microsoft Corp.	166,369	7,727,840
Rovi Corp.*	477,682	10,790,836

		47,785,831

Specialty Retail — 0.8%
GameStop Corp. (Class A Stock)(b)	134,822	4,556,984

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	93,869	10,361,260
Diebold, Inc.	288,034	9,977,498

		20,338,758

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.*	85,415	4,765,303

TOTAL LONG-TERM INVESTMENTS (cost $428,043,016)		549,675,028

SHORT-TERM INVESTMENT — 9.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $55,373,943; includes $37,109,147 of cash collateral for securities on loan)(c)(d)	55,373,943	55,373,943

TOTAL INVESTMENTS — 106.6% (cost $483,416,959)(e)		605,048,971
Liabilities in excess of other assets — (6.6)%		(37,417,175)

NET ASSETS — 100.0%		$567,631,796

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,736,416; cash collateral of $37,109,147 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$484,528,356

Appreciation	132,341,390
Depreciation	(11,820,775)

Net Unrealized Appreciation	$120,520,615

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,182,769	$—	$—
Air Freight & Logistics	5,425,833	7,540,188	—
Airlines	5,384,436	—	—
Auto Components	8,688,221	—	—
Banks	49,493,627	—	—
Capital Markets	10,753,301	—	—
Chemicals	16,500,331	—	—
Commercial Services & Supplies	14,893,134	—	—
Communications Equipment	26,962,280	—	—
Diversified Financial Services	7,917,389	—	—
Diversified Telecommunication Services	—	10,148,816	—
Electric Utilities	14,089,654	—	—
Electronic Equipment, Instruments & Components	5,421,722	—	—
Energy Equipment & Services	4,668,254	—	—
Food & Staples Retailing	8,982,448	—	—
Food Products	18,187,848	—	—
Health Care Equipment & Supplies	10,662,147	—	—
Hotels, Restaurants & Leisure	40,686,298	—	—
Independent Power & Renewable Electricity Producers	9,117,531	—	—
Industrial Conglomerates	—	5,272,921	—
Insurance	13,760,363	—	—
Internet Software & Services	11,024,549	—	—
Machinery	6,507,666	—	—
Media	34,310,037	3,942,495	—
Metals & Mining	4,917,926	—	—
Multiline Retail	7,628,272	—	—
Oil, Gas & Consumable Fuels	25,441,928	—	—
Pharmaceuticals	50,771,129	—	—
Professional Services	5,954,581	—	—
Semiconductors & Semiconductor Equipment	13,990,058	—	—
Software	47,785,831	—	—
Specialty Retail	4,556,984	—	—
Technology Hardware, Storage & Peripherals	20,338,758	—	—
Textiles, Apparel & Luxury Goods	4,765,303	—	—
Affiliated Money Market Mutual Fund	55,373,943	—	—

Total	$578,144,551	$26,904,420	$—

Prudential Asset Allocation Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 63.0%
Aerospace & Defense — 1.2%
Airbus Group NV (France)	914	$45,186
BAE Systems PLC (United Kingdom)	4,919	35,974
Cobham PLC (United Kingdom)	1,771	8,891
Curtiss-Wright Corp.	1,400	98,826
Ducommun, Inc.*	1,000	25,280
Engility Holdings, Inc.*	1,100	47,080
Finmeccanica SpA (Italy)*	595	5,530
General Dynamics Corp.	11,800	1,623,916
HEICO Corp.	2,775	167,610
Meggitt PLC (United Kingdom)	1,185	9,533
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)	2,925	39,294
Safran SA (France)	422	26,035
Singapore Technologies Engineering Ltd. (Singapore)	2,400	6,143
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	5,400	232,416
Teledyne Technologies, Inc.*	1,130	116,096
Thales SA (France)	146	7,900
United Technologies Corp.	19,200	2,208,000
Zodiac Aerospace (France)	289	9,730

		4,713,440

Air Freight & Logistics — 0.6%
Bollore SA (France)(a)	900	4,099
C.H. Robinson Worldwide, Inc.	6,800	509,252
Deutsche Post AG (Germany)	1,506	48,888
FedEx Corp.	11,300	1,962,358
Park-Ohio Holdings Corp.	200	12,606
Royal Mail PLC (United Kingdom)	1,039	6,924
TNT Express NV (Netherlands)	661	4,406
Toll Holdings Ltd. (Australia)	1,069	5,092
Yamato Holdings Co. Ltd. (Japan)	600	11,881

		2,565,506

Airlines — 0.7%
Allegiant Travel Co.	810	121,767
ANA Holdings, Inc. (Japan)(a)	1,800	4,451
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	4,359
Deutsche Lufthansa AG (Germany)	366	6,065
easyJet PLC (United Kingdom)	246	6,366
International Consolidated Airlines Group SA (United Kingdom)*	1,587	11,822
Japan Airlines Co. Ltd. (Japan)	100	2,965
Qantas Airways Ltd. (Australia)*	1,762	3,422
Republic Airways Holdings, Inc.*	10,600	154,654
Singapore Airlines Ltd. (Singapore)	800	6,979
Southwest Airlines Co.	38,600	1,633,552
United Continental Holdings, Inc.*	12,800	856,192

		2,812,594

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	250	8,982
Bridgestone Corp. (Japan)	1,000	34,682
CIE Generale des Etablissements Michelin (France)	290	26,178
Continental AG (Germany)	171	36,068
Dana Holding Corp.	6,700	145,658
Denso Corp. (Japan)	750	34,956
GKN PLC (United Kingdom)	2,552	13,584
Johnson Controls, Inc.	19,500	942,630
Koito Manufacturing Co. Ltd. (Japan)	100	3,059
Lear Corp.	3,800	372,704

NGK Spark Plug Co. Ltd. (Japan)	300	9,116
NHK Spring Co. Ltd. (Japan)	300	2,610
NOK Corp. (Japan)	100	2,545
Nokian Renkaat OYJ (Finland)	171	4,171
Pirelli & C. SpA (Italy)	324	4,370
Stanley Electric Co. Ltd. (Japan)	200	4,319
Sumitomo Electric Industries Ltd. (Japan)	1,200	14,987
Sumitomo Rubber Industries Ltd. (Japan)	300	4,460
Tenneco, Inc.*	2,700	152,847
Tower International, Inc.*	900	22,995
Toyoda Gosei Co. Ltd. (Japan)	100	2,011
Toyota Industries Corp. (Japan)	300	15,376
Valeo SA (France)	117	14,558

		1,872,866

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	515	55,578
Daihatsu Motor Co. Ltd. (Japan)	300	3,918
Daimler AG (Germany)	1,481	123,003
Fiat Chrysler Automobiles NV (United Kingdom)*	1,362	15,826
Fuji Heavy Industries Ltd. (Japan)	900	31,847
Honda Motor Co. Ltd. (Japan)	2,500	73,346
Isuzu Motors Ltd. (Japan)	950	11,571
Mazda Motor Corp. (Japan)	860	20,654
Mitsubishi Motors Corp. (Japan)	970	8,861
Nissan Motor Co. Ltd. (Japan)	3,900	34,015
Peugeot SA (France)*	609	7,462
Renault SA (France)	299	21,778
Suzuki Motor Corp. (Japan)	600	17,981
Thor Industries, Inc.	4,300	240,241
Toyota Motor Corp. (Japan)	4,200	261,733
Volkswagen AG (Germany)	46	9,973
Yamaha Motor Co. Ltd. (Japan)	400	8,003

		945,790

Banks — 3.8%
Aozora Bank Ltd. (Japan)	2,100	6,501
Australia & New Zealand Banking Group Ltd. (Australia)	4,269	111,079
Banc of California, Inc.	600	6,882
Banca Monte dei Paschi di Siena SpA (Italy)*	6,766	3,854
Bancfirst Corp.	600	38,034
Banco Bilbao Vizcaya Argentaria SA (Spain)	9,235	87,219
Banco Comercial Portugues SA (Portugal)*	56,314	4,419
Banco de Sabadell SA (Spain)	5,305	14,037
Banco Espirito Santo SA (Portugal)*(b)	4,022	—
Banco Popolare SC (Italy)*	563	6,774
Banco Popular Espanol SA (Spain)	2,775	13,833
Banco Santander SA (Spain)	19,263	161,677
Bank Hapoalim BM (Israel)	1,553	7,302
Bank Leumi Le-Israel BM (Israel)*	2,063	7,048
Bank of America Corp.	42,500	760,325
Bank of East Asia Ltd. (Hong Kong)	2,000	8,032
Bank of Ireland (Ireland)*	42,795	16,061
Bank of Kyoto Ltd. (The) (Japan)	500	4,180
Bank of Queensland Ltd. (Australia)	590	5,813
Bank of Yokohama Ltd. (The) (Japan)	1,900	10,319
Bankia SA (Spain)*	7,167	10,635
Bankinter SA (Spain)	1,043	8,379
Barclays PLC (United Kingdom)	25,511	95,904
BBCN Bancorp, Inc.	3,600	51,768
Bendigo & Adelaide Bank Ltd. (Australia)	638	6,634
BNP Paribas SA (France)	1,647	97,229

BOC Hong Kong Holdings Ltd. (Hong Kong)	6,000	19,993
CaixaBank SA (Spain)	3,536	18,528
Camden National Corp.	500	19,920
Capital Bank Financial Corp. (Class A Stock)*	500	13,400
Chemical Financial Corp.	1,600	49,024
Chiba Bank Ltd. (The) (Japan)	1,200	7,863
Chugoku Bank Ltd. (The) (Japan)	300	4,089
Citigroup, Inc.	55,570	3,006,893
Commerzbank AG (Germany)*	1,505	19,741
Commonwealth Bank of Australia (Australia)	2,522	175,225
Community Trust BanCorp, Inc.	720	26,359
Credit Agricole SA (France)	1,557	20,099
Customers Bancorp, Inc.*	860	16,736
Danske Bank A/S (Denmark)	1,020	27,577
DBS Group Holdings Ltd. (Singapore)	2,642	40,902
DNB ASA (Norway)	1,520	22,421
Enterprise Financial Services Corp.	1,100	21,703
Erste Group Bank AG (Austria)	435	10,118
Financial Institutions, Inc.	1,600	40,240
First BanCorp (Puerto Rico)*	14,500	85,115
First BanCorp	800	14,776
First Community Bancshares, Inc.	1,700	27,999
First Financial Corp.	700	24,934
First Interstate Bancsystem, Inc. (Class A Stock)	2,500	69,550
First Merchants Corp.	2,600	59,150
First NBC Bank Holding Co.*	1,100	38,720
Fukuoka Financial Group, Inc. (Japan)	1,300	6,702
Great Southern BanCorp, Inc.	700	27,769
Gunma Bank Ltd. (The) (Japan)	600	3,894
Hachijuni Bank Ltd. (The) (Japan)	600	3,854
Hang Seng Bank Ltd. (Hong Kong)	1,200	19,945
Hanmi Financial Corp.	2,500	54,525
Hiroshima Bank Ltd. (The) (Japan)	800	3,808
Hokuhoku Financial Group, Inc. (Japan)	1,900	3,831
Horizon BanCorp	750	19,605
HSBC Holdings PLC (United Kingdom)	29,668	280,356
ING Groep NV-CVA (Netherlands)*	5,998	77,492
International Bancshares Corp.	1,700	45,118
Intesa Sanpaolo SpA (Italy)	18,095	52,492
Intesa Sanpaolo SpA - RSP (Italy)	1,491	3,674
Investors Bancorp, Inc.	3,100	34,798
Iyo Bank Ltd. (The) (Japan)	400	4,332
Joyo Bank Ltd. (The) (Japan)	1,200	5,942
JPMorgan Chase & Co.	68,530	4,288,607
KBC Groep NV (Belgium)*	390	21,766
KeyCorp	91,500	1,271,850
Lloyds Banking Group PLC (United Kingdom)*	88,829	104,486
MainSource Financial Group, Inc.	2,800	58,576
MidWestone Financial Group, Inc.	400	11,524
Mitsubishi UFJ Financial Group, Inc. (Japan)	19,800	108,786
Mizrahi Tefahot Bank Ltd. (Israel)*	203	2,124
Mizuho Financial Group, Inc. (Japan)	35,860	60,112
National Australia Bank Ltd. (Australia)	3,662	99,864
Natixis (France)	1,371	9,047
Nordea Bank AB (Sweden)	4,725	54,696
Old National Bancorp	3,000	44,640
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,536	35,689
Pacific Premier Bancorp, Inc.*	700	12,131
Peoples BanCorp, Inc.	300	7,779
PNC Financial Services Group, Inc. (The)	2,100	191,583

Preferred Bank	800	22,312
PrivateBanCorp, Inc.	2,500	83,500
Raiffeisen Bank International AG (Austria)	186	2,842
Regions Financial Corp.	77,200	815,232
Resona Holdings, Inc. (Japan)	3,400	17,175
Royal Bank of Scotland Group PLC (United Kingdom)*	3,905	23,759
S&T Bancorp, Inc.	1,800	53,658
ServisFirst Bancshares, Inc.	900	29,655
Seven Bank Ltd. (Japan)	900	3,778
Shinsei Bank Ltd. (Japan)	2,600	4,525
Shizuoka Bank Ltd. (The) (Japan)	900	8,230
Simmons First National Corp. (Class A Stock)	200	8,130
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,363	30,007
Societe Generale SA (France)	1,120	46,872
Standard Chartered PLC (United Kingdom)	3,839	57,416
Stock Yards Bancorp, Inc.	500	16,670
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,967	71,112
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,180	19,841
Suruga Bank Ltd. (Japan)	300	5,513
Susquehanna Bancshares, Inc.	7,900	106,097
Svenska Handelsbanken AB (Sweden) (Class A Stock)	777	36,354
Swedbank AB (Sweden) (Class A Stock)	1,409	34,959
UniCredit SpA (Italy)	6,867	43,987
Unione di Banche Italiane SCPA (Italy)	1,260	9,012
United Overseas Bank Ltd. (Singapore)	1,952	36,022
Univest Corp. of Pennsylvania	1,000	20,240
Wells Fargo & Co.	18,941	1,038,346
WesBanco, Inc.	1,200	41,760
West Bancorporation, Inc.	800	13,616
Western Alliance Bancorp*	800	22,240
Westpac Banking Corp. (Australia)	4,973	133,753
Wilshire Bancorp, Inc.	8,200	83,066
Yadkin Financial Corp.*	400	7,860
Yamaguchi Financial Group, Inc. (Japan)	300	3,083

		15,407,032

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	1,251	140,790
Asahi Group Holdings Ltd. (Japan)	550	17,015
Carlsberg A/S (Denmark) (Class B Stock)	166	12,749
Coca-Cola Amatil Ltd. (Australia)	891	6,727
Coca-Cola Enterprises, Inc.	26,900	1,189,518
Coca-Cola HBC AG (Switzerland)	308	5,864
Diageo PLC (United Kingdom)	3,862	110,635
Heineken Holding NV (Netherlands)	148	9,265
Heineken NV (Netherlands)	358	25,421
Kirin Holdings Co. Ltd. (Japan)	1,300	16,154
Monster Beverage Corp.*	15,600	1,690,260
National Beverage Corp.*	1,400	31,668
PepsiCo, Inc.	29,200	2,761,152
Pernod-Ricard SA (France)	330	36,675
Remy Cointreau SA (France)	40	2,669
SABMiller PLC (United Kingdom)	1,500	78,197
Treasury Wine Estates Ltd. (Australia)	1,004	3,875

		6,138,634

Biotechnology — 2.2%
Acorda Therapeutics, Inc.*	2,900	118,523
Actelion Ltd. (Switzerland)	159	18,304
Alexion Pharmaceuticals, Inc.*	7,800	1,443,234
Amgen, Inc.	6,400	1,019,456
Biogen Idec, Inc.*	7,000	2,376,150

Celgene Corp.*	9,400	1,051,484
CSL Ltd. (Australia)	745	52,333
Cytokinetics, Inc.*	1,800	14,418
Dyax Corp.*	11,800	165,908
Five Prime Therapeutics, Inc.*	900	24,300
Genomic Health, Inc.*(a)	1,400	44,758
Gilead Sciences, Inc.*	19,800	1,866,348
Grifols SA (Spain)	219	8,739
Hyperion Therapeutics, Inc.*	3,100	74,400
Ligand Pharmaceuticals, Inc.*(a)	1,700	90,457
MacroGenics, Inc.*	1,100	38,577
Novavax, Inc.*	13,900	82,427
NPS Pharmaceuticals, Inc.*	5,300	189,581
Prothena Corp. PLC (Ireland)*	5,300	110,028
Regulus Therapeutics, Inc.*(a)	3,600	57,744

		8,847,169

Building Products — 0.1%
AAON, Inc.	2,375	53,176
American Woodmark Corp.*	2,000	80,880
Asahi Glass Co. Ltd. (Japan)	1,600	7,789
Assa Abloy AB (Sweden) (Class B Stock)	520	27,465
Cie de Saint-Gobain (France)	691	29,272
Continental Building Products, Inc.*	1,600	28,368
Daikin Industries Ltd. (Japan)	350	22,443
Geberit AG (Switzerland)	59	19,960
LIXIL Group Corp. (Japan)	400	8,418
Patrick Industries, Inc.*	1,400	61,572
TOTO Ltd. (Japan)	500	5,816
Universal Forest Products, Inc.	1,800	95,760

		440,919

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	1,430	9,971
Aberdeen Asset Management PLC (United Kingdom)	1,537	10,270
Ashford, Inc.*	37	3,478
Bank of New York Mellon Corp. (The)	37,800	1,533,546
BGC Partners, Inc. (Class A Stock)	15,900	145,485
Credit Suisse Group AG (Switzerland)	2,359	59,261
Daiwa Securities Group, Inc. (Japan)	2,600	20,358
Deutsche Bank AG (Germany)	2,146	64,261
Franklin Resources, Inc.	18,800	1,040,956
GAMCO Investors, Inc. (Class A Stock)	800	71,152
Goldman Sachs Group, Inc. (The)	10,515	2,038,122
Hargreaves Lansdown PLC (United Kingdom)	369	5,774
ICAP PLC (United Kingdom)	890	6,232
Investec PLC (South Africa)	878	7,356
Julius Baer Group Ltd. (Switzerland)	348	15,889
Macquarie Group Ltd. (Australia)	460	21,692
Marcus & Millichap, Inc.*	500	16,625
Mediobanca SpA (Italy)	964	7,833
Nomura Holdings, Inc. (Japan)	5,600	31,691
Partners Group Holding AG (Switzerland)	31	9,019
Piper Jaffray Cos.*	1,100	63,899
SBI Holdings, Inc. (Japan)	340	3,715
Schroders PLC (United Kingdom)	199	8,271
State Street Corp.	10,800	847,800
UBS Group AG (Switzerland)	5,680	97,638
Waddell & Reed Financial, Inc. (Class A Stock)	3,700	184,334
Westwood Holdings Group, Inc.	700	43,274

		6,367,902

Chemicals — 1.9%
A. Schulman, Inc.	1,800	72,954
Air Liquide SA (France)	535	66,201
Air Water, Inc. (Japan)	300	4,752
Akzo Nobel NV (Netherlands)	375	25,946
Arkema SA (France)(a)	113	7,474
Asahi Kasei Corp. (Japan)	2,100	19,157
Axiall Corp.	800	33,976
BASF SE (Germany)	1,414	118,608
Cabot Corp.	7,800	342,108
Celanese Corp. Series A	17,200	1,031,312
Croda International PLC (United Kingdom)	210	8,668
Daicel Corp. (Japan)	500	5,840
Dow Chemical Co. (The)	32,000	1,459,520
EMS-Chemie Holding AG (Switzerland)	13	5,263
FutureFuel Corp.	3,400	44,268
Givaudan SA (Switzerland)	15	26,908
Hitachi Chemical Co. Ltd. (Japan)	200	3,533
Incitec Pivot Ltd. (Australia)	2,715	7,023
Israel Chemicals Ltd. (Israel)	712	5,123
Israel Corp. Ltd. (The) (Israel)*	4	1,893
Johnson Matthey PLC (United Kingdom)	319	16,783
JSR Corp. (Japan)	300	5,149
K+S AG (Germany)	267	7,368
Kaneka Corp. (Japan)	500	2,679
Kansai Paint Co. Ltd. (Japan)	400	6,197
Koninklijke DSM NV (Netherlands)	268	16,346
Kronos Worldwide, Inc.	1,600	20,832
Kuraray Co. Ltd. (Japan)	600	6,817
Lanxess AG (Germany)	142	6,576
Linde AG (Germany)	289	53,235
LSB Industries, Inc.*	400	12,576
LyondellBasell Industries NV (Netherlands) (Class A Stock)	19,100	1,516,349
Mitsubishi Chemical Holdings Corp. (Japan)	1,900	9,216
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	3,011
Mitsui Chemicals, Inc. (Japan)	1,300	3,682
Nitto Denko Corp. (Japan)	200	11,175
Novozymes A/S (Denmark)	372	15,659
Orica Ltd. (Australia)	563	8,627
Sherwin-Williams Co. (The)	5,400	1,420,416
Shin-Etsu Chemical Co. Ltd. (Japan)	600	39,060
Sika AG (Switzerland)	3	8,850
Solvay SA (Belgium)	92	12,449
Stepan Co.	1,740	69,739
Sumitomo Chemical Co. Ltd. (Japan)	2,600	10,236
Symrise AG (Germany)	191	11,507
Syngenta AG (Switzerland)	145	46,640
Taiyo Nippon Sanso Corp. (Japan)	200	2,202
Teijin Ltd. (Japan)	1,500	3,987
Toray Industries, Inc. (Japan)	2,400	19,176
Trecora Resources*	1,500	22,050
Tredegar Corp.	1,600	35,984
Umicore SA (Belgium)	168	6,760
Westlake Chemical Corp.	15,500	946,895
Yara International ASA (Norway)	282	12,558

		7,681,313

Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	800	22,920

Aggreko PLC (United Kingdom)	398	9,281
Babcock International Group PLC (United Kingdom)	389	6,373
Brambles Ltd. (Australia)	2,431	20,941
Dai Nippon Printing Co. Ltd. (Japan)	900	8,106
Deluxe Corp.	2,700	168,075
Edenred (France)	320	8,850
G4S PLC (United Kingdom)	2,414	10,413
ISS A/S (Denmark)*	144	4,133
Performant Financial Corp.*	5,100	33,915
Pitney Bowes, Inc.	16,300	397,231
Quad/Graphics, Inc.	1,300	29,848
Secom Co. Ltd. (Japan)	300	17,236
Securitas AB (Sweden) (Class B Stock)	486	5,880
Societe BIC SA (France)	45	5,982
Steelcase, Inc. (Class A Stock)	6,800	122,060
Toppan Printing Co. Ltd. (Japan)	900	5,848
UniFirst Corp.	1,000	121,450
Viad Corp.	1,300	34,658
West Corp.	2,500	82,500

		1,115,700

Communications Equipment — 1.4%
Alcatel-Lucent (France)*	4,676	16,727
Aruba Networks, Inc.*	4,600	83,628
Cisco Systems, Inc.	89,366	2,485,715
Comtech Telecommunications Corp.	200	6,304
F5 Networks, Inc.*	1,500	195,698
Harris Corp.	1,300	93,366
Plantronics, Inc.	2,800	148,456
Polycom, Inc.*	6,000	81,000
QUALCOMM, Inc.	32,800	2,438,024
Ruckus Wireless, Inc.*	4,900	58,898
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,734	57,320

		5,665,136

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	275	9,585
Argan, Inc.	2,200	74,008
Bouygues SA (France)	260	9,388
Chiyoda Corp. (Japan)	300	2,486
Ferrovial SA (Spain)	639	12,632
Furmanite Corp.*	1,200	9,384
JGC Corp. (Japan)	300	6,176
Kajima Corp. (Japan)	1,300	5,346
Koninklijke Boskalis Westminster NV (Netherlands)	127	6,948
Leighton Holdings Ltd. (Australia)	169	3,077
Obayashi Corp. (Japan)	1,000	6,446
OCI NV (Netherlands)*	131	4,555
Shimizu Corp. (Japan)	1,000	6,792
Skanska AB (Sweden) (Class B Stock)	628	13,483
Taisei Corp. (Japan)	1,700	9,643
Vinci SA (France)	752	41,061

		221,010

Construction Materials
Boral Ltd. (Australia)	1,235	5,300
CRH PLC (Ireland)	1,150	27,653
Fletcher Building Ltd. (New Zealand)	1,071	6,900
Headwaters, Inc.*	1,300	19,487
HeidelbergCement AG (Germany)	219	15,457
Holcim Ltd. (Switzerland)	356	25,448

Imerys SA (France)	53	3,899
James Hardie Industries PLC (Ireland)	655	6,992
Lafarge SA (France)	291	20,428
Taiheiyo Cement Corp. (Japan)	2,000	6,275
United States Lime & Minerals, Inc.	400	29,144

		166,983

Consumer Finance — 0.6%
Acom Co. Ltd. (Japan)*	1,000	3,053
AEON Financial Service Co. Ltd. (Japan)	200	3,950
Capital One Financial Corp.	21,800	1,799,590
Credit Acceptance Corp.*	210	28,646
Credit Saison Co. Ltd. (Japan)	300	5,579
Nelnet, Inc. (Class A Stock)	2,500	115,825
Regional Management Corp.*	1,500	23,715
Synchrony Financial*	15,300	455,175

		2,435,533

Containers & Packaging
Amcor Ltd. (Australia)	1,877	20,651
Rexam PLC (United Kingdom)	1,036	7,293
Toyo Seikan Group Holdings Ltd. (Japan)	300	3,727

		31,671

Distributors
Jardine Cycle & Carriage Ltd. (Singapore)	200	6,408

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	150	4,451
Capella Education Co.	200	15,392
Grand Canyon Education, Inc.*	600	27,996
H&R Block, Inc.	18,000	606,240
K12, Inc.*	2,600	30,862
Strayer Education, Inc.*(a)	1,000	74,280

		759,221

Diversified Financial Services — 1.2%
ASX Ltd. (Australia)	301	8,980
Berkshire Hathaway, Inc. (Class B Stock)*	26,500	3,978,975
CME Group, Inc.	7,400	656,010
Deutsche Boerse AG (Germany)	300	21,319
Eurazeo (France)	60	4,202
Exor SpA (Italy)	155	6,360
First Pacific Co. Ltd. (Hong Kong)	4,000	3,950
Gain Capital Holdings, Inc.	3,200	28,864
Groupe Bruxelles Lambert SA (Belgium)	133	11,348
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,700	37,530
Industrivarden AB (Sweden) (Class C Stock)	229	3,975
Investment AB Kinnevik (Sweden)	366	11,902
Investor AB (Sweden) (Class B Stock)	709	25,778
London Stock Exchange Group PLC (United Kingdom)	351	12,078
Marlin Business Services Corp.	800	16,424
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,232
ORIX Corp. (Japan)	2,060	25,920
Pargesa Holding SA (Switzerland)	58	4,476
Singapore Exchange Ltd. (Singapore)	1,300	7,643
Wendel SA (France)	51	5,714

		4,875,680

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	50,610	1,699,990
Atlantic Tele-Network, Inc.	1,200	81,108
Belgacom SA (Belgium)	236	8,563

Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	2,949	5,231
BT Group PLC (United Kingdom) (Class A Stock)	12,597	78,354
Deutsche Telekom AG (Germany)	4,913	78,610
Elisa OYJ (Finland)	215	5,868
HKT Trust and HKT Ltd. (Hong Kong)	3,720	4,845
IDT Corp. (Class B Stock)	1,200	24,372
Iliad SA (France)	41	9,858
Inmarsat PLC (United Kingdom)	724	8,977
Inteliquent, Inc.	3,400	66,742
Intelsat SA*(a)	4,900	85,064
Koninklijke KPN NV (Netherlands)	4,982	15,730
Nippon Telegraph & Telephone Corp. (Japan)	550	28,095
Orange SA (France)	2,885	49,064
PCCW Ltd. (Hong Kong)	6,200	4,222
Premiere Global Services, Inc.*	3,500	37,170
Singapore Telecommunications Ltd. (Singapore)	12,400	36,398
Spark New Zealand Ltd. (New Zealand)	2,845	6,897
Swisscom AG (Switzerland)	36	18,891
TDC A/S (Denmark)	1,280	9,762
Telecom Italia SpA (Italy)*(a)	15,655	16,696
Telecom Italia SpA-RSP (Italy)	9,349	7,816
Telefonica Deutschland Holding AG (Germany)	869	4,606
Telefonica SA (Spain)	6,702	96,224
Telenor ASA (Norway)	1,180	23,870
TeliaSonera AB (Sweden)	3,705	23,821
Telstra Corp. Ltd. (Australia)	6,775	32,891
TPG Telecom Ltd. (Australia)	444	2,429
Verizon Communications, Inc.	35,050	1,639,639
Vivendi SA (France)	1,883	46,869

		4,258,672

Electric Utilities — 0.7%
AusNet Services (Australia)	2,513	2,715
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	7,354
Chubu Electric Power Co., Inc. (Japan)*	1,000	11,751
Chugoku Electric Power Co., Inc. (The) (Japan)	500	6,537
CLP Holdings Ltd. (Hong Kong)	2,800	24,246
Contact Energy Ltd. (New Zealand)	574	2,851
EDP - Energias de Portugal SA (Portugal)	3,603	13,971
Electricite de France SA (France)	356	9,800
Enel SpA (Italy)	10,240	45,645
Fortum OYJ (Finland)	691	15,003
Hokuriku Electric Power Co. (Japan)	300	3,831
Iberdrola SA (Spain)	8,104	54,627
IDACORP., Inc.	2,300	152,237
Kansai Electric Power Co., Inc. (The) (Japan)*	1,100	10,464
Kyushu Electric Power Co., Inc. (Japan)*	700	7,011
MGE Energy, Inc.	1,600	72,976
Mighty River Power Ltd. (New Zealand)	1,083	2,512
Portland General Electric Co.	1,500	56,745
Power Assets Holdings Ltd. (Hong Kong)	2,000	19,336
PPL Corp.	43,700	1,587,621
Red Electrica Corp. SA (Spain)	168	14,809
Shikoku Electric Power Co., Inc. (Japan)*	300	3,639
Southern Co. (The)	16,700	820,137
SSE PLC (United Kingdom)	1,517	38,330
Terna Rete Elettrica Nazionale SpA (Italy)	2,493	11,324
Tohoku Electric Power Co., Inc. (Japan)	700	8,146
Tokyo Electric Power Co., Inc. (Japan)*	2,300	9,355

		3,012,973

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	3,421	72,382
Acuity Brands, Inc.	2,500	350,175
Alstom SA (France)*	358	11,546
AMETEK, Inc.	9,600	505,248
AZZ, Inc.	1,100	51,612
Babcock & Wilcox Co. (The)	5,400	163,620
Eaton Corp. PLC	4,500	305,820
Emerson Electric Co.	9,400	580,262
Encore Wire Corp.	1,300	48,529
EnerSys, Inc.	2,200	135,784
Fuji Electric Co. Ltd. (Japan)	1,000	3,987
Legrand SA (France)	413	21,665
Mitsubishi Electric Corp. (Japan)	3,000	35,634
Nidec Corp. (Japan)	350	22,605
OSRAM Licht AG (Germany)*	147	5,771
Prysmian SpA (Italy)	317	5,777
Schneider Electric SA (France)	811	59,065
Vestas Wind Systems A/S (Denmark)*	349	12,675

		2,392,157

Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.*	3,200	185,248
Benchmark Electronics, Inc.*	4,400	111,936
CDW Corp.	2,600	91,442
Citizen Holdings Co. Ltd. (Japan)	400	3,078
CTS Corp.	1,200	21,396
Hamamatsu Photonics KK (Japan)	150	7,141
Hexagon AB (Sweden) (Class B Stock)	397	12,247
Hirose Electric Co. Ltd. (Japan)	50	5,801
Hitachi High-Technologies Corp. (Japan)	100	2,873
Hitachi Ltd. (Japan)	7,500	55,356
Hoya Corp. (Japan)	700	23,677
Ibiden Co. Ltd. (Japan)	200	2,953
Ingram Micro, Inc. (Class A Stock)*	2,400	66,336
Insight Enterprises, Inc.*	4,100	106,149
Japan Display, Inc. (Japan)*	600	1,831
Keyence Corp. (Japan)	66	29,409
Kyocera Corp. (Japan)	500	22,880
Methode Electronics, Inc.	3,200	116,832
Murata Manufacturing Co. Ltd. (Japan)	350	38,192
Nippon Electric Glass Co. Ltd. (Japan)	600	2,700
Omron Corp. (Japan)	300	13,421
PC Connection, Inc.	1,400	34,370
Sanmina Corp.*	5,400	127,062
ScanSource, Inc.*	1,500	60,240
Shimadzu Corp. (Japan)	400	4,069
TDK Corp. (Japan)	200	11,779
Tech Data Corp.*	4,900	309,827
Yaskawa Electric Corp. (Japan)	400	5,109
Yokogawa Electric Corp. (Japan)	400	4,389

		1,477,743

Energy Equipment & Services — 0.8%
AMEC PLC (United Kingdom)	604	7,977
Era Group, Inc.*	800	16,920
Forum Energy Technologies, Inc.*	3,500	72,555
Helix Energy Solutions Group, Inc.*	5,400	117,180
Helmerich & Payne, Inc.	8,600	579,812
ION Geophysical Corp.*	3,600	9,900
National Oilwell Varco, Inc.	18,000	1,179,540
Noble Corp. PLC(a)	68,500	1,135,045
Parker Drilling Co.*	8,400	25,788

Petrofac Ltd. (United Kingdom)	402	4,379
Saipem SpA (Italy)*(a)	411	4,308
Seadrill Ltd. (Norway)	584	6,757
Subsea 7 SA (Luxembourg)	438	4,482
Technip SA (France)	151	8,995
Tenaris SA (Luxembourg)	735	11,107
Transocean Ltd.(a)	563	10,331
Willbros Group, Inc.*	2,000	12,540
WorleyParsons Ltd. (Australia)	321	2,629

		3,210,245

Food & Staples Retailing — 1.8%
Aeon Co. Ltd. (Japan) (Class A Stock)	1,000	10,049
Andersons, Inc. (The)	1,900	100,966
Carrefour SA (France)	972	29,579
Casino Guichard Perrachon SA (France)	83	7,633
Colruyt SA (Belgium)	109	5,067
Costco Wholesale Corp.	8,400	1,190,700
CVS Health Corp.	13,700	1,319,447
Delhaize Group SA (Belgium)	151	10,997
Distribuidora Internacional de Alimentacion SA (Spain)	949	6,431
FamilyMart Co. Ltd. (Japan)	100	3,766
ICA Gruppen AB (Sweden)	120	4,673
J Sainsbury PLC (United Kingdom)	1,825	6,969
Jeronimo Martins SGPS SA (Portugal)	402	4,028
Koninklijke Ahold NV (Netherlands)	1,447	25,717
Kroger Co. (The)	29,100	1,868,511
Lawson, Inc. (Japan)	100	6,043
Metcash Ltd. (Australia)(a)	1,429	2,154
Metro AG (Germany)*	252	7,703
Seven & I Holdings Co. Ltd. (Japan)	1,150	41,367
Tesco PLC (United Kingdom)	12,628	36,820
Village Super Market, Inc. (Class A Stock)	400	10,948
Wal-Mart Stores, Inc.	30,000	2,576,400
Weis Markets, Inc.	400	19,128
Wesfarmers Ltd. (Australia)	1,758	59,522
WM Morrison Supermarkets PLC (United Kingdom)	3,557	10,149
Woolworths Ltd. (Australia)	1,956	48,606

		7,413,373

Food Products — 1.1%
Ajinomoto Co., Inc. (Japan)	900	16,755
Archer-Daniels-Midland Co.	31,800	1,653,600
Aryzta AG (Switzerland)	144	11,066
Associated British Foods PLC (United Kingdom)	554	27,085
Barry Callebaut AG (Switzerland)	4	4,101
Cal-Maine Foods, Inc.(a)	3,160	123,335
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	1	4,944
Danone SA (France)	900	58,840
Golden Agri-Resources Ltd. (Singapore)	11,000	3,807
Kellogg Co.	15,100	988,144
Kerry Group PLC (Ireland) (Class A Stock)	246	16,995
Kikkoman Corp. (Japan)	200	4,902
Kraft Foods Group, Inc.	3,400	213,044
Lancaster Colony Corp.	800	74,912
Meiji Holdings Co. Ltd. (Japan)	100	9,098
Nestle SA (Switzerland)	4,990	363,776
NH Foods Ltd. (Japan)	300	6,563
Nisshin Seifun Group, Inc. (Japan)	105	1,017
Nissin Foods Holdings Co. Ltd. (Japan)	100	4,766
Orkla ASA (Norway)	1,268	8,632

Pilgrim’s Pride Corp.*(a)	15,600	511,524
Sanderson Farms, Inc.(a)	1,600	134,440
Seaboard Corp.*	3	12,594
Tate & Lyle PLC (United Kingdom)	724	6,783
Toyo Suisan Kaisha Ltd. (Japan)	100	3,220
Tyson Foods, Inc. (Class A Stock)	3,800	152,342
Unilever NV - CVA (Netherlands)	2,552	99,829
Unilever PLC (United Kingdom)	1,997	81,135
WH Group Ltd. (Hong Kong)*	6,000	3,422
Wilmar International Ltd. (Singapore)	3,000	7,310
Yakult Honsha Co. Ltd. (Japan)	150	7,918
Yamazaki Baking Co. Ltd. (Japan)	200	2,468

		4,618,367

Gas Utilities — 0.4%
AGL Resources, Inc.	23,700	1,291,887
APA Group (Australia)	1,230	7,436
Chesapeake Utilities Corp.	400	19,864
Enagas SA (Spain)	340	10,724
Gas Natural SDG SA (Spain)	545	13,691
Hong Kong & China Gas Co. Ltd. (Hong Kong)	9,845	22,430
New Jersey Resources Corp.	1,600	97,920
Osaka Gas Co. Ltd. (Japan)	3,100	11,578
Snam SpA (Italy)	3,156	15,620
Southwest Gas Corp.	1,200	74,172
Toho Gas Co. Ltd. (Japan)	600	2,935
Tokyo Gas Co. Ltd. (Japan)	3,700	19,964

		1,588,221

Health Care Equipment & Supplies — 1.0%
Abaxis, Inc.	1,600	90,928
Abbott Laboratories	34,600	1,557,692
Atrion Corp.	190	64,602
Boston Scientific Corp.*	22,800	302,100
C.R. Bard, Inc.	7,500	1,249,650
Cochlear Ltd. (Australia)	88	5,552
Coloplast A/S (Denmark) (Class B Stock)	173	14,477
Cyberonics, Inc.*	2,200	122,496
Elekta AB (Sweden) (Class B Stock)(a)	568	5,807
Essilor International SA (France)	317	35,352
Getinge AB (Sweden) (Class B Stock)	311	7,082
Globus Medical, Inc. (Class A Stock)*(a)	5,500	130,735
Greatbatch, Inc.*	2,200	108,460
Invacare Corp.	2,800	46,928
Masimo Corp.*	4,600	121,164
Natus Medical, Inc.*	2,700	97,308
Olympus Corp. (Japan)*	400	14,012
Smith & Nephew PLC (United Kingdom)	1,389	25,047
Sonova Holding AG (Switzerland)	84	12,341
STERIS Corp.	200	12,970
SurModics, Inc.*	1,400	30,940
Sysmex Corp. (Japan)	200	8,877
Terumo Corp. (Japan)	500	11,348
Vascular Solutions, Inc.*	1,300	35,308
William Demant Holding A/S (Denmark)*	41	3,119

		4,114,295

Health Care Providers & Services — 1.7%
Aetna, Inc.	18,900	1,678,887
Alfresa Holdings Corp. (Japan)	300	3,623
Anthem, Inc.	10,200	1,281,834
Celesio AG (Germany)	81	2,611

Cigna Corp.	4,900	504,259
CorVel Corp.*	300	11,166
Express Scripts Holding Co.*	7,600	643,492
Fresenius Medical Care AG & Co. KGaA (Germany)	337	25,153
Fresenius SE & Co. KGaA (Germany)	587	30,520
Healthscope Ltd. (Australia)*	1,742	3,848
HealthSouth Corp.	1,600	61,536
LHC Group, Inc.*	500	15,590
Medipal Holdings Corp. (Japan)	200	2,336
Miraca Holdings, Inc. (Japan)	100	4,302
National Healthcare Corp.	1,000	62,840
Providence Service Corp. (The)*	400	14,576
Ramsay Health Care Ltd. (Australia)	193	8,947
Ryman Healthcare Ltd. (New Zealand)	734	4,869
Select Medical Holdings Corp.	9,300	133,920
Sonic Healthcare Ltd. (Australia)	560	8,425
Suzuken Co. Ltd. (Japan)	150	4,143
Team Health Holdings, Inc.*	700	40,271
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	1,700	40,647
UnitedHealth Group, Inc.	21,500	2,173,435
Universal Health Services, Inc. (Class B Stock)	2,400	267,024

		7,028,254

Health Care Technology — 0.3%
Cerner Corp.*	18,400	1,189,744
Computer Programs & Systems, Inc.	600	36,450
HealthStream, Inc.*	700	20,636
MedAssets, Inc.*	700	13,832
Quality Systems, Inc.	5,300	82,627

		1,343,289

Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)	266	11,957
Buffalo Wild Wings, Inc.*(a)	630	113,639
Carnival PLC	305	13,785
Chipotle Mexican Grill, Inc.*	300	205,353
Compass Group PLC (United Kingdom)	2,613	44,664
Crown Ltd. (Australia)	624	6,417
DineEquity, Inc.	1,600	165,824
Flight Centre Ltd. (Australia)	85	2,250
Galaxy Entertainment Group Ltd. (Hong Kong)	3,600	20,004
Genting Singapore PLC (Singapore)	9,500	7,702
InterContinental Hotels Group PLC (United Kingdom)	367	14,767
Interval Leisure Group, Inc.	3,100	64,759
Jack in the Box, Inc.	2,300	183,908
Las Vegas Sands Corp.	20,300	1,180,648
Marcus Corp.	1,600	29,616
Marriott Vacations Worldwide Corp.	2,300	171,442
McDonald’s Corp.	22,868	2,142,732
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	100	2,189
Merlin Entertainments PLC (United Kingdom)	784	4,851
MGM China Holdings Ltd. (Macau)	1,600	4,040
Monarch Casino & Resort, Inc.*	1,100	18,249
Oriental Land Co. Ltd. (Japan)	100	23,061
Penn National Gaming, Inc.*	600	8,238
Ruth’s Hospitality Group, Inc.	3,200	48,000
Sands China Ltd. (Hong Kong)	3,800	18,499
Shangri-La Asia Ltd. (Hong Kong)	2,000	2,741
SJM Holdings Ltd. (Hong Kong)	3,000	4,743
Sodexo (France)	147	14,389
Tabcorp Holdings Ltd. (Australia)	1,122	3,788

Tatts Group Ltd. (Australia)	2,268	6,379
TUI AG (Germany)*	320	5,142
Whitbread PLC (United Kingdom)	282	20,870
William Hill PLC (United Kingdom)	1,338	7,518
Wynn Macau Ltd. (Macau)	2,500	6,975
Yum! Brands, Inc.	13,300	968,905

		5,548,044

Household Durables — 0.1%
Casio Computer Co. Ltd. (Japan)	400	6,119
CSS Industries, Inc.	500	13,820
Electrolux AB (Sweden) Series B	354	10,344
Ethan Allen Interiors, Inc.	1,200	37,164
Helen of Troy Ltd.*	1,800	117,108
Husqvarna AB (Sweden) (Class B Stock)	644	4,734
La-Z-Boy, Inc. (Class Z Stock)	2,900	77,836
Libbey, Inc.*	1,100	34,584
Nikon Corp. (Japan)	600	7,972
Panasonic Corp. (Japan)	3,400	40,047
Persimmon PLC, B/C Shares (United Kingdom)	449	10,966
Rinnai Corp. (Japan)	70	4,703
Sekisui Chemical Co. Ltd. (Japan)	700	8,422
Sekisui House Ltd. (Japan)	900	11,842
Sharp Corp. (Japan)*	2,300	5,088
Sony Corp. (Japan)	1,600	32,655
Techtronic Industries Co. (Hong Kong)	2,000	6,416
Universal Electronics, Inc.*	1,400	91,042

		520,862

Household Products — 0.7%
Colgate-Palmolive Co.	9,000	622,710
Henkel AG & Co. KGaA (Germany)	182	17,630
Kimberly-Clark Corp.	11,400	1,317,156
Procter & Gamble Co. (The)	8,075	735,552
Reckitt Benckiser Group PLC (United Kingdom)	1,012	81,966
Svenska Cellulosa AB (Sweden) (Class B Stock)	913	19,683
Unicharm Corp. (Japan)	600	14,381

		2,809,078

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	64,700	890,919
Electric Power Development Co. Ltd. (Japan)	200	6,758
Enel Green Power SpA (Italy)	2,716	5,691
Meridian Energy Ltd. (New Zealand)	1,943	2,654
Ormat Technologies, Inc.	800	21,744

		927,766

Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	6,700	604,608
General Electric Co.	173,450	4,383,082
Hutchison Whampoa Ltd. (Hong Kong)	3,300	37,724
Keihan Electric Railway Co. Ltd. (Japan)	1,000	5,351
Keppel Corp. Ltd. (Singapore)	2,300	15,330
Koninklijke Philips NV (Netherlands)	1,510	43,769
NWS Holdings Ltd. (Hong Kong)	2,100	3,852
SembCorp Industries Ltd. (Singapore)	1,500	5,024
Siemens AG (Germany)	1,234	138,460
Smiths Group PLC (United Kingdom)	580	9,862
Toshiba Corp. (Japan)	6,300	26,569

		5,273,631

Insurance — 1.5%
Admiral Group PLC (United Kingdom)	315	6,462
Aegon NV (Netherlands)	2,819	21,188
Aflac, Inc.	24,000	1,466,160
Ageas (Belgium)	326	11,591
AIA Group Ltd. (Hong Kong)	19,100	105,345
Allianz SE (Germany)	710	117,595
American Financial Group, Inc.	6,200	376,464
American International Group, Inc.	6,700	375,267
AMP Ltd. (Australia)	4,601	20,492
Argo Group International Holdings Ltd.	1,100	61,017
Assicurazioni Generali SpA (Italy)	1,817	37,308
Aviva PLC (United Kingdom)	4,586	34,456
AXA SA (France)	2,825	65,097
Baloise Holding AG (Switzerland)	81	10,353
CNP Assurances (France)	257	4,556
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,659	25,183
Delta Lloyd NV (Netherlands)	299	6,575
Direct Line Insurance Group PLC (United Kingdom)	2,334	10,558
FBL Financial Group, Inc. (Class A Stock)	900	52,227
Fidelity & Guaranty Life	1,100	26,697
Friends Life Group Ltd. (Guernsey)	2,079	11,807
Genworth Financial, Inc. (Class A Stock)*	95,000	807,500
Gjensidige Forsikring ASA (Norway)	327	5,336
Global Indemnity PLC (Class A Stock)*	400	11,348
Hannover Rueck SE (Germany)	89	8,029
Insurance Australia Group Ltd. (Australia)	3,643	18,497
Kansas City Life Insurance Co.	300	14,409
Legal & General Group PLC (United Kingdom)	9,206	35,546
Mapfre SA (Spain)	1,326	4,482
MetLife, Inc.	3,800	205,542
MS&AD Insurance Group Holdings (Japan)	790	18,722
Muenchener Rueckversicherungs AG (Germany)	269	53,568
National Western Life Insurance Co. (Class A Stock)	70	18,848
Navigators Group, Inc. (The)*	1,000	73,340
NN Group NV (Netherlands)*	190	5,672
Old Mutual PLC (United Kingdom)	7,620	22,457
Prudential PLC (United Kingdom)	3,989	92,224
QBE Insurance Group Ltd. (Australia)	2,088	18,960
RSA Insurance Group PLC (United Kingdom)*	1,670	11,275
Sampo OYJ (Finland) (Class A Stock)	695	32,536
SCOR SE (France)	244	7,393
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	475	11,945
Sony Financial Holdings, Inc. (Japan)	300	4,418
Standard Life PLC (United Kingdom)	3,719	23,037
Suncorp Group Ltd. (Australia)	2,002	22,870
Swiss Life Holding AG (Switzerland)	51	12,054
Swiss Re AG (Switzerland)	548	45,907
Symetra Financial Corp.	5,100	117,555
T&D Holdings, Inc. (Japan)	900	10,789
Third Point Reinsurance Ltd.*	1,800	26,082
Tokio Marine Holdings, Inc. (Japan)	1,100	35,725
Tryg A/S (Denmark)	38	4,246
UnipolSai SpA (Italy)	1,422	3,829
United Insurance Holdings Corp.	2,300	50,485
Universal Insurance Holdings, Inc.	4,400	89,980
Unum Group	36,700	1,280,096
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	54	2,413
Zurich Insurance Group AG (Switzerland)	232	72,501

		6,126,014

Internet & Catalog Retail — 0.3%
1-800-Flowers.com, Inc. (Class A Stock)*	2,500	20,600
FTD Cos., Inc.*	500	17,410
HSN, Inc.	1,400	106,400
Nutrisystem, Inc.	5,500	107,525
Priceline Group, Inc. (The)*	210	239,444
Rakuten, Inc. (Japan)	1,210	16,826
TripAdvisor, Inc.*	10,000	746,600

		1,254,805

Internet Software & Services — 1.4%
Akamai Technologies, Inc.*	1,600	100,736
Bankrate, Inc.*(a)	800	9,944
Demand Media, Inc.*	3,700	22,644
Envestnet, Inc.*	1,100	54,054
Google, Inc. (Class A Stock)*	4,300	2,281,838
Google, Inc. (Class C Stock)*	5,700	3,000,480
Liquidity Services, Inc.*(a)	3,200	26,144
LogMeIn, Inc.*	1,400	69,076
NIC, Inc.	7,300	131,327
Perficient, Inc.*	700	13,041
Travelzoo, Inc.*	1,000	12,620
United Internet AG (Germany)	188	8,468
XO Group, Inc.*	2,900	52,809
Yahoo Japan Corp. (Japan)	2,300	8,243

		5,791,424

IT Services — 1.6%
Amadeus IT Holding SA (Spain) (Class A Stock)	658	26,206
AtoS (France)	123	9,773
Broadridge Financial Solutions, Inc.	20,900	965,162
Cap Gemini SA (France)	224	16,020
Cognizant Technology Solutions Corp. (Class A Stock)*	10,400	547,664
Computer Sciences Corp.	1,700	107,185
Computershare Ltd. (Australia)	735	7,031
DST Systems, Inc.	10,400	979,160
ExlService Holdings, Inc.*	1,700	48,807
Fiserv, Inc.*	11,600	823,252
Fujitsu Ltd. (Japan)	2,900	15,462
Global Cash Access Holdings, Inc.*	1,200	8,580
iGATE Corp.*	2,600	102,648
International Business Machines Corp.	6,641	1,065,482
ITOCHU Techno-Solutions Corp. (Japan)	50	1,764
MasterCard, Inc. (Class A Stock)	7,500	646,200
MAXIMUS, Inc.	2,800	153,552
Nomura Research Institute Ltd. (Japan)	200	6,117
NTT Data Corp. (Japan)	200	7,451
Otsuka Corp. (Japan)	90	2,854
Syntel, Inc.*	3,300	148,434
Visa, Inc. (Class A Stock)	2,300	603,060

		6,291,864

Leisure Products — 0.3%
Arctic Cat, Inc.	3,000	106,500
Bandai Namco Holdings, Inc. (Japan)	300	6,352
Brunswick Corp.	600	30,756
Nautilus, Inc.*	2,800	42,504
Polaris Industries, Inc.	6,800	1,028,432
Sankyo Co. Ltd. (Japan)	50	1,715
Sega Sammy Holdings, Inc. (Japan)	300	3,838
Shimano, Inc. (Japan)	100	12,952
Yamaha Corp. (Japan)	300	4,422

		1,237,471

Life Sciences Tools & Services
Cambrex Corp.*	1,500	32,430
Lonza Group AG (Switzerland)	90	10,133
PAREXEL International Corp.*	1,100	61,116
QIAGEN NV*	343	7,990

		111,669

Machinery — 1.1%
Alamo Group, Inc.	700	33,908
Alfa Laval AB (Sweden)	499	9,436
Amada Co. Ltd. (Japan)	500	4,284
Andritz AG (Austria)	113	6,212
Atlas Copco AB (Sweden) (Class A Stock)	1,045	29,078
Atlas Copco AB (Sweden) (Class B Stock)	607	15,538
Blount International, Inc.*	6,900	121,233
CNH Industrial NV (United Kingdom)	1,473	11,924
Cummins, Inc.	5,900	850,603
Dover Corp.	6,200	444,664
FANUC Corp. (Japan)	320	52,762
Federal Signal Corp.	1,600	24,704
GEA Group AG (Germany)	284	12,486
Global Brass & Copper Holdings, Inc.	2,100	27,636
Hino Motors Ltd. (Japan)	400	5,265
Hitachi Construction Machinery Co. Ltd. (Japan)	200	4,229
IHI Corp. (Japan)	2,200	11,142
Illinois Tool Works, Inc.	1,700	160,990
IMI PLC (United Kingdom)	422	8,256
JTEKT Corp. (Japan)	300	5,049
Kadant, Inc.	600	25,614
Kawasaki Heavy Industries Ltd. (Japan)	2,500	11,369
Komatsu Ltd. (Japan)	1,500	33,162
Kone OYJ (Finland) (Class B Stock)	487	22,172
Kubota Corp. (Japan)	1,800	26,127
Kurita Water Industries Ltd. (Japan)	200	4,170
LB Foster Co. (Class A Stock)	600	29,142
Lincoln Electric Holdings, Inc.	6,400	442,176
Makita Corp. (Japan)	150	6,759
MAN SE (Germany)	53	5,902
Melrose Industries PLC (United Kingdom)	1,704	7,054
Meritor, Inc.*	4,900	74,235
Metso OYJ (Finland)	166	4,970
Mitsubishi Heavy Industries Ltd. (Japan)	4,700	25,937
Mueller Industries, Inc.	1,200	40,968
Nabtesco Corp. (Japan)	200	4,834
NGK Insulators Ltd. (Japan)	400	8,199
NSK Ltd. (Japan)	800	9,445
Oshkosh Corp.	2,100	102,165
Parker Hannifin Corp.	8,500	1,096,075
Sandvik AB (Sweden)	1,659	16,131
Schindler Holding AG (Switzerland)	32	4,590
Schindler Holding AG - Participation Certificates (Switzerland)	76	10,972
SembCorp. Marine Ltd. (Singapore)	1,300	3,190
SKF AB (Sweden) (Class B Stock)	651	13,714
SMC Corp. (Japan)	100	26,222
Standex International Corp.	1,200	92,712
Sulzer AG (Switzerland)	43	4,600
Sumitomo Heavy Industries Ltd. (Japan)	900	4,841
THK Co. Ltd. (Japan)	150	3,605
Timken Co. (The)	10,800	460,944
Vallourec SA (France)	157	4,255
Volvo AB (Sweden)	2,386	25,729
Wartsila OYJ Abp (Finland)	218	9,757

Weir Group PLC (The) (United Kingdom)	314	9,004
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	2,447
Zardoya Otis SA (Spain)	241	2,673

		4,515,260

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	6	11,482
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	11	21,878
Kuehne + Nagel International AG (Switzerland)	90	12,225
Mitsui OSK Lines Ltd. (Japan)	1,700	5,037
Nippon Yusen K.K. (Japan)	2,400	6,779

		57,401

Media — 1.8%
Altice SA (Luxembourg)*	135	10,661
Axel Springer AG (Germany)	57	3,438
British Sky Broadcasting Group PLC (United Kingdom)	1,606	22,414
Comcast Corp. (Class A Stock)	31,700	1,838,917
Dentsu, Inc. (Japan)	350	14,714
DIRECTV*	17,500	1,517,250
Discovery Communications, Inc. (Class C Stock)*	19,700	664,284
Eutelsat Communications SA (France)	249	8,053
Gannett Co., Inc.	5,100	162,843
Global Sources Ltd.*	2,261	14,380
Hakuhodo DY Holdings, Inc. (Japan)	460	4,402
Harte-Hanks, Inc.	4,500	34,830
ITV PLC (United Kingdom)	5,959	19,878
JCDecaux SA (France)	95	3,271
Kabel Deutschland Holding AG (Germany)*	35	4,743
Lagardere SCA (France)	183	4,766
Numericable-SFR (France)*	152	7,530
Pearson PLC (United Kingdom)	1,274	23,528
ProSiebenSat 1 Media AG (Germany)	340	14,206
Publicis Groupe SA (France)	282	20,224
REA Group Ltd. (Australia)	83	3,043
Reed Elsevier NV (Netherlands)	1,087	25,958
Reed Elsevier PLC (United Kingdom)	1,785	30,491
RTL Group SA (Germany)	61	5,817
SES SA (Luxembourg)	473	17,007
Singapore Press Holdings Ltd. (Singapore)	2,500	7,936
Telenet Group Holding NV (Belgium)*	81	4,546
Time Warner, Inc.	5,000	427,100
Time, Inc.	3,600	88,596
Toho Co. Ltd. (Japan)	200	4,538
Walt Disney Co. (The)	22,975	2,164,015
Wolters Kluwer NV (Netherlands)	496	15,136
WPP PLC (United Kingdom)	2,065	42,935

		7,231,450

Metals & Mining — 0.5%
Alumina Ltd. (Australia)*	4,039	5,835
Anglo American PLC (United Kingdom)	2,173	40,210
Antofagasta PLC (United Kingdom)	612	7,131
ArcelorMittal (Luxembourg)	1,555	17,036
BHP Billiton Ltd. (Australia)	4,996	118,119
BHP Billiton PLC (United Kingdom)	3,286	70,424
Boliden AB (Sweden)	420	6,714
Century Aluminum Co.*	4,600	112,240
Fortescue Metals Group Ltd. (Australia)(a)	2,422	5,318
Freeport-McMoRan, Inc.	19,900	464,864
Fresnillo PLC (Mexico)	353	4,195
Glencore Xstrata PLC (Switzerland)	16,526	76,281

Globe Specialty Metals, Inc.	5,500	94,765
Hitachi Metals Ltd. (Japan)	400	6,796
Iluka Resources Ltd. (Australia)	642	3,083
JFE Holdings, Inc. (Japan)	800	17,841
Kobe Steel Ltd. (Japan)	4,900	8,440
Maruichi Steel Tube Ltd. (Japan)	100	2,128
Mitsubishi Materials Corp. (Japan)	2,100	6,967
Newcrest Mining Ltd. (Australia)*	1,277	11,236
Nippon Steel & Sumitomo Metal Corp. (Japan)	11,875	29,458
Norsk Hydro ASA (Norway)	1,978	11,142
Randgold Resources Ltd. (Channel Islands)	137	9,301
Rio Tinto Ltd. (Australia)	678	31,785
Rio Tinto PLC (United Kingdom)	1,980	91,272
Southern Copper Corp.	22,200	626,040
Stillwater Mining Co.*	5,000	73,700
Sumitomo Metal Mining Co. Ltd. (Japan)	800	11,932
ThyssenKrupp AG (Germany)*	704	17,934
U.S. Silica Holdings, Inc.	600	15,414
Voestalpine AG (Austria)	171	6,757
Worthington Industries, Inc.	2,500	75,225
Yamato Kogyo Co. Ltd. (Japan)	100	2,797

		2,082,380

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	1,045	11,398
Centrica PLC (United Kingdom)	7,842	33,967
E.ON SE (Germany)	3,113	53,206
GDF Suez (France)	2,252	52,515
National Grid PLC (United Kingdom)	5,810	82,440
Public Service Enterprise Group, Inc.	33,800	1,399,658
RWE AG (Germany)	761	23,488
Suez Environnement Co. (France)	460	8,015
Veolia Environnement SA (France)	656	11,620

		1,676,307

Multiline Retail — 0.3%
Big Lots, Inc.	9,100	364,182
Burlington Stores, Inc.*	500	23,630
Dollar Tree, Inc.*	9,500	668,610
Harvey Norman Holdings Ltd. (Australia)	720	1,965
Isetan Mitsukoshi Holdings Ltd. (Japan)	500	6,187
J. Front Retailing Co. Ltd. (Japan)	450	5,212
Marks & Spencer Group PLC (United Kingdom)	2,540	18,807
Marui Group Co. Ltd. (Japan)	400	3,608
Next PLC (United Kingdom)	241	25,560
Takashimaya Co. Ltd. (Japan)	400	3,194

		1,120,955

Oil, Gas & Consumable Fuels — 4.0%
Adams Resources & Energy, Inc.	300	14,985
Alon USA Energy, Inc.	1,600	20,272
Anadarko Petroleum Corp.	17,800	1,468,500
Apache Corp.	10,000	626,700
BG Group PLC (United Kingdom)	5,305	70,990
BP PLC (United Kingdom)	28,682	182,062
Caltex Australia Ltd. (Australia)	209	5,799
Chevron Corp.	23,592	2,646,551
ConocoPhillips	20,500	1,415,730
Continental Resources, Inc.*	5,100	195,636
Delek Group Ltd. (Israel)	7	1,756
Delek US Holdings, Inc.	4,100	111,848

Eni SpA (Italy)	3,958	69,330
EQT Corp.	4,200	317,940
Exxon Mobil Corp.	42,754	3,952,607
Galp Energia SGPS SA (Portugal) (Class B Stock)	600	6,093
Green Plains, Inc.	1,600	39,648
Idemitsu Kosan Co. Ltd. (Japan)	140	2,312
Inpex Corp. (Japan)	1,365	15,197
Jones Energy, Inc. (Class A Stock)*	2,000	22,820
JX Holdings, Inc. (Japan)	3,510	13,660
Koninklijke Vopak NV (Netherlands)	109	5,655
Lundin Petroleum AB (Sweden)*	320	4,579
Marathon Oil Corp.	2,456	69,480
Matador Resources Co.*	300	6,069
Neste Oil OYJ (Finland)	189	4,588
OMV AG (Austria)	228	6,054
ONEOK, Inc.	16,500	821,535
Origin Energy Ltd. (Australia)	1,717	16,245
Phillips 66	22,000	1,577,400
Repsol YPF SA (Spain)	1,585	29,673
REX American Resources Corp.*	1,600	99,152
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,117	204,142
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,760	129,912
Santos Ltd. (Australia)	1,520	10,153
Showa Shell Sekiyu KK (Japan)	300	2,955
Statoil ASA (Norway)	1,736	30,566
Targa Resources Corp.	1,400	148,470
TonenGeneral Sekiyu KK (Japan)	500	4,268
Total SA (France)	3,306	169,374
Tullow Oil PLC (United Kingdom)	1,339	8,629
Vaalco Energy, Inc.*	12,100	55,176
Valero Energy Corp.	25,000	1,237,500
Western Refining, Inc.	3,400	128,452
Woodside Petroleum Ltd. (Australia)	1,154	35,690

		16,006,153

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	1,500	102,825
KapStone Paper and Packaging Corp.	3,400	99,654
Neenah Paper, Inc.	1,400	84,378
OJI Holdings Corp. (Japan)	1,200	4,293
P.H. Glatfelter Co.	900	23,013
Stora ENSO OYJ (Finland) (Class R Stock)	851	7,609
UPM-Kymmene OYJ (Finland)	881	14,438

		336,210

Personal Products — 0.1%
Avon Products, Inc.	30,800	289,212
Beiersdorf AG (Germany)	157	12,747
Kao Corp. (Japan)	750	29,576
L’Oreal SA (France)	391	65,443
Shiseido Co. Ltd. (Japan)	600	8,415

		405,393

Pharmaceuticals — 3.9%
AbbVie, Inc.	31,800	2,080,992
Allergan, Inc.	3,900	829,101
Astellas Pharma, Inc. (Japan)	3,300	45,943
AstraZeneca PLC (United Kingdom)	1,964	138,719
Bayer AG (Germany)	1,277	174,066
Bristol-Myers Squibb Co.	33,400	1,971,602
Catalent, Inc.*	1,500	41,820
Chugai Pharmaceutical Co. Ltd. (Japan)	300	7,366

Daiichi Sankyo Co. Ltd. (Japan)	1,000	13,983
Eisai Co. Ltd. (Japan)	400	15,469
GlaxoSmithKline PLC (United Kingdom)	7,555	162,082
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	3,153
Impax Laboratories, Inc.*(a)	4,400	139,392
Indivior PLC (United Kingdom)*	1,012	2,357
Johnson & Johnson	22,400	2,342,368
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	3,767
Lannett Co., Inc.*	3,000	128,640
Merck & Co., Inc.	38,089	2,163,074
Merck KGaA (Germany)	201	18,916
Mitsubishi Tanabe Pharma Corp. (Japan)	400	5,863
Mylan, Inc.*	2,200	124,014
Nektar Therapeutics*(a)	8,000	124,000
Novartis AG (Switzerland)	3,560	330,167
Novo Nordisk A/S (Class B Stock) (Denmark)	3,091	130,749
Ono Pharmaceutical Co. Ltd. (Japan)	100	8,854
Orion OYJ (Finland) (Class B Stock)	177	5,505
Otsuka Holdings Co. Ltd. (Japan)	600	17,989
Pfizer, Inc.	122,919	3,828,927
Roche Holding AG (Switzerland)	1,087	294,514
Sagent Pharmaceuticals, Inc.*	800	20,088
Sanofi (France)	1,845	168,210
Santen Pharmaceutical Co. Ltd. (Japan)	150	8,075
Shionogi & Co. Ltd. (Japan)	500	12,918
Shire PLC (Ireland)	916	64,945
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	2,500	35,700
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	2,905
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	1,833
Takeda Pharmaceutical Co. Ltd. (Japan)	1,200	49,677
Teva Pharmaceutical Industries Ltd. (Israel)	1,330	76,242
UCB SA (Belgium)	197	14,979

		15,608,964

Professional Services — 0.1%
Adecco SA (Switzerland)	265	18,216
ALS Ltd. (Australia)	688	2,980
Bureau Veritas SA (France)	340	7,533
Capita PLC (United Kingdom)	1,028	17,237
CBIZ, Inc.*	1,100	9,416
Experian PLC (United Kingdom)	1,546	26,061
Intertek Group PLC (United Kingdom)	237	8,577
Korn/Ferry International*	2,700	77,652
Navigant Consulting, Inc.*	4,400	67,628
Randstad Holding NV (Netherlands)	194	9,335
Resources Connection, Inc.	1,700	27,965
Seek Ltd. (Australia)	503	7,014
SGS SA (Switzerland)	9	18,378
VSE Corp.	500	32,950

		330,942

Real Estate Investment Trusts (REITs) — 1.5%
AG Mortgage Investment Trust, Inc.	4,200	77,994
Agree Realty Corp.	300	9,327
American Assets Trust, Inc.	3,600	143,316
American Capital Agency Corp.	30,000	654,900
Annaly Capital Management, Inc.	104,000	1,124,240
Apollo Residential Mortgage, Inc.	3,300	52,041
Ares Commercial Real Estate Corp.	2,200	25,256
Armada Hoffler Properties, Inc.	700	6,643
Ascendas Real Estate Investment Trust (Singapore)	3,200	5,740

Ashford Hospitality Prime, Inc.	500	8,580
Ashford Hospitality Trust, Inc.	8,100	84,888
British Land Co. PLC (United Kingdom)	1,496	18,040
Campus Crest Communities, Inc.	2,700	19,737
CapitaCommercial Trust (Singapore)	3,000	3,961
CapitaMall Trust (Singapore)	3,600	5,527
Cedar Realty Trust, Inc.	11,300	82,942
Chambers Street Properties	17,300	139,438
Corio NV (Netherlands)	111	5,436
CyrusOne, Inc.	1,500	41,325
Dexus Property Group (Australia)	1,408	7,970
Federation Centres Ltd. (Australia)	2,269	5,283
Fonciere des Regions (France)	40	3,697
Franklin Street Properties Corp.	8,900	109,203
Gecina SA (France)	44	5,493
Geo Group, Inc. (The)	1,900	76,684
Gladstone Commercial Corp.	500	8,585
Goodman Group (Australia)	2,688	12,416
GPT Group (Australia)	2,429	8,596
Hammerson PLC (United Kingdom)	1,220	11,425
Hospitality Properties Trust	35,500	1,100,500
ICADE (France)	57	4,561
Intu Properties PLC (United Kingdom)	1,395	7,212
Invesco Mortgage Capital, Inc.	7,900	122,134
Investors Real Estate Trust	7,500	61,275
Japan Prime Realty Investment Corp. (Japan)	1	3,479
Japan Real Estate Investment Corp. (Japan)	2	9,637
Japan Retail Fund Investment Corp. (Japan)	4	8,453
Klepierre (France)	155	6,655
Land Securities Group PLC (United Kingdom)	1,229	22,092
Lexington Realty Trust	11,500	126,270
Link REIT (The) (Hong Kong)	3,500	21,913
Mirvac Group (Australia)	5,744	8,309
New Residential Investment Corp.	8,900	113,653
Nippon Building Fund, Inc. (Japan)	2	10,040
Potlatch Corp.	600	25,122
Prologis, Inc.	24,900	1,071,447
Redwood Trust, Inc.(a)	3,900	76,830
Resource Capital Corp.	17,500	88,200
RLJ Lodging Trust	5,700	191,121
Scentre Group (Australia)*	8,283	23,467
Segro PLC (United Kingdom)	1,151	6,594
Select Income REIT	1,900	46,379
Stockland (Australia)	3,620	12,098
Strategic Hotels & Resorts, Inc.*	4,800	63,504
Summit Hotel Properties, Inc.	1,800	22,392
Sunstone Hotel Investors, Inc.	8,600	141,986
Suntec Real Estate Investment Trust (Singapore)	4,000	5,917
Unibail-Rodamco SE (France)	152	38,993
Westfield Corp. (Australia)	3,071	22,512

		6,221,428

Real Estate Management & Development — 0.5%
Aeon Mall Co. Ltd. (Japan)	220	3,899
CapitaLand Ltd. (Singapore)	4,300	10,691
CBRE Group, Inc. (Class A Stock)*	22,200	760,350
Cheung Kong Holdings Ltd. (Hong Kong)	2,200	36,843
City Developments Ltd. (Singapore)	600	4,629
Daito Trust Construction Co. Ltd. (Japan)	100	11,344
Daiwa House Industry Co. Ltd. (Japan)	900	17,002
Deutsche Wohnen AG (Germany)	445	10,497
Global Logistic Properties Ltd. (Singapore)	4,800	8,949

Hang Lung Properties Ltd. (Hong Kong)	3,500	9,764
Henderson Land Development Co. Ltd. (Hong Kong)	1,615	11,225
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,438
IMMOFINANZ AG (Austria)*	1,775	4,470
Jones Lang LaSalle, Inc.	6,600	989,538
Keppel Land Ltd. (Singapore)	1,100	2,834
Kerry Properties Ltd. (Hong Kong)	1,000	3,608
Lend Lease Group (Australia)	906	12,067
Mitsubishi Estate Co. Ltd. (Japan)	1,900	40,035
Mitsui Fudosan Co. Ltd. (Japan)	1,500	40,223
New World Development Co. Ltd. (Hong Kong)	8,200	9,414
Nomura Real Estate Holdings, Inc. (Japan)	200	3,423
NTT Urban Development Corp. (Japan)	200	2,014
Sino Land Co. Ltd. (Hong Kong)	5,300	8,508
Sumitomo Realty & Development Co. Ltd. (Japan)	590	20,101
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	37,876
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	12,980
Swire Properties Ltd. (Hong Kong)	1,600	4,708
Swiss Prime Site AG (Switzerland)	106	7,783
Tokyo Tatemono Co. Ltd. (Japan)	300	2,183
Tokyu Fudosan Holdings Corp. (Japan)	1,000	6,938
UOL Group Ltd. (Singapore)	721	3,769
Wharf Holdings Ltd. (Hong Kong)	2,400	17,230
Wheelock & Co. Ltd. (Hong Kong)	1,400	6,500

		2,125,833

Real Estate Operating Companies
Deutsche Annington Immobilien SE (Germany)	378	12,834

Retail REITs
Novion Property Group (Australia)	3,287	5,650

Road & Rail — 1.0%
AMERCO	500	142,130
Asciano Ltd. (Australia)	1,435	7,028
Aurizon Holdings Ltd. (Australia)	3,325	12,443
Central Japan Railway Co. (Japan)	224	33,572
ComfortDelGro Corp. Ltd. (Singapore)	3,000	5,871
CSX Corp.	9,700	351,431
DSV A/S (Denmark)	275	8,374
East Japan Railway Co. (Japan)	500	37,685
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	10,728
Keikyu Corp. (Japan)	800	5,919
Keio Corp. (Japan)	900	6,474
Keisei Electric Railway Co. Ltd. (Japan)	500	6,080
Kintetsu Corp. (Japan)	3,100	10,193
MTR Corp. Ltd. (Hong Kong)	2,500	10,228
Nagoya Railroad Co. Ltd. (Japan)	1,000	3,723
Nippon Express Co. Ltd. (Japan)	1,300	6,588
Norfolk Southern Corp.	5,100	559,011
Odakyu Electric Railway Co. Ltd. (Japan)	1,000	8,858
Tobu Railway Co. Ltd. (Japan)	1,600	6,842
Tokyu Corp. (Japan)	1,900	11,773
Union Pacific Corp.	23,800	2,835,294
West Japan Railway Co. (Japan)	300	14,184

		4,094,429

Semiconductors & Semiconductor Equipment — 2.0%
Advantest Corp. (Japan)	300	3,718
Amkor Technology, Inc.*	13,800	97,980
ARM Holdings PLC (United Kingdom)	2,191	33,659

ASM Pacific Technology Ltd. (Hong Kong)	400	3,809
ASML Holding NV (Netherlands)	556	60,074
Diodes, Inc.*	4,300	118,551
Infineon Technologies AG (Germany)	1,754	18,561
Integrated Device Technology, Inc.*	9,100	178,360
Intel Corp.	98,600	3,578,194
MKS Instruments, Inc.	3,000	109,800
Pericom Semiconductor Corp.*	1,800	24,372
Power Integrations, Inc.	300	15,522
RF Micro Devices, Inc.*(a)	13,200	218,988
Rohm Co. Ltd. (Japan)	100	6,025
Semtech Corp.*	2,100	57,897
Skyworks Solutions, Inc.	16,800	1,221,528
STMicroelectronics NV (Switzerland)	1,013	7,559
Tessera Technologies, Inc.	3,800	135,888
Texas Instruments, Inc.	38,600	2,063,749
Tokyo Electron Ltd. (Japan)	250	18,958

		7,973,192

Software — 2.8%
Aspen Technology, Inc.*	3,600	126,072
AVG Technologies NV*	6,300	124,362
Dassault Systemes SA (France)	208	12,684
ePlus, Inc.*	200	15,138
Gemalto NV (Netherlands)(a)	123	10,038
GungHo Online Entertainment, Inc. (Japan)	200	724
Konami Corp. (Japan)	200	3,667
Manhattan Associates, Inc.*	4,500	183,240
Microsoft Corp.	117,213	5,444,544
MicroStrategy, Inc. (Class A Stock)*	150	24,360
NetScout Systems, Inc.*	3,200	116,928
Nexon Co. Ltd. (Japan)	200	1,864
NICE Systems Ltd. (Israel)	92	4,653
Nintendo Co. Ltd. (Japan)	150	15,654
Oracle Corp.	73,100	3,287,307
Oracle Corp. Japan (Japan)	100	4,075
Pegasystems, Inc.	5,200	108,004
Progress Software Corp.*	2,900	78,358
Sage Group PLC (The) (United Kingdom)	1,706	12,322
SAP AG (Germany)	1,433	100,064
Solera Holdings, Inc.	3,400	174,012
SS&C Technologies Holdings, Inc.	3,200	187,168
Symantec Corp.	33,600	862,008
Synopsys, Inc.*	3,100	134,757
Trend Micro, Inc. (Japan)	200	5,527
Tyler Technologies, Inc.*	210	22,982
VASCO Data Security International, Inc.*	2,400	67,704

		11,128,216

Specialty Retail — 1.9%
Cato Corp. (The) (Class A Stock)	1,600	67,488
Citi Trends, Inc.*	1,000	25,250
Destination Maternity Corp.	1,000	15,950
Dixons Carphone PLC (United Kingdom)	1,524	10,983
Express, Inc.*(a)	5,300	77,857
Fast Retailing Co. Ltd. (Japan)	100	36,390
Finish Line, Inc. (The) (Class A Stock)	2,800	68,068
Gap, Inc. (The)	10,900	458,999
Haverty Furniture Cos., Inc.	3,200	70,432
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,477	61,362
Home Depot, Inc. (The)	13,000	1,364,610
Inditex SA (Spain)	1,697	48,408

Kingfisher PLC (United Kingdom)	3,687	19,490
Kirkland’s, Inc.*	1,200	28,368
Lowe’s Cos., Inc.	24,000	1,651,200
Nitori Holdings Co. Ltd. (Japan)	100	5,373
Office Depot, Inc.*	1,100	9,432
Rent-A-Center, Inc.	3,400	123,488
Ross Stores, Inc.	15,800	1,489,308
Sanrio Co. Ltd. (Japan)(a)	50	1,235
Shoe Carnival, Inc.	900	23,121
Sports Direct International PLC (United Kingdom)*	431	4,741
Tilly’s, Inc. (Class A Stock)*	2,100	20,349
TJX Cos., Inc.	25,200	1,728,216
Ulta Salon Cosmetics & Fragrance, Inc.*	900	115,056
USS Co. Ltd. (Japan)	400	6,146
Yamada Denki Co. Ltd. (Japan)	1,500	5,033
Zumiez, Inc.*	1,200	46,356

		7,582,709

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	69,500	7,671,410
Brother Industries Ltd. (Japan)	400	7,251
Canon, Inc. (Japan)	1,750	55,621
EMC Corp.	3,000	89,220
FUJIFILM Holdings Corp. (Japan)	700	21,359
Hewlett-Packard Co.	62,200	2,496,086
Konica Minolta Holdings, Inc. (Japan)	800	8,717
NEC Corp. (Japan)	4,100	11,915
Nokia OYJ (Finland)	5,826	46,077
Ricoh Co. Ltd. (Japan)	1,100	11,120
Seiko Epson Corp. (Japan)	200	8,369
Super Micro Computer, Inc.*	2,300	80,224

		10,507,369

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG (Germany)	325	22,570
Asics Corp. (Japan)	200	4,815
Burberry Group PLC (United Kingdom)	690	17,506
Christian Dior SA (France)	85	14,547
Cie Financiere Richemont SA (Switzerland)	812	71,991
Culp, Inc.	800	17,344
Hermes International (France)	25	8,901
Hugo Boss AG (Germany)	65	7,951
Kering (France)	118	22,676
Li & Fung Ltd. (Hong Kong)	9,000	8,426
Luxottica Group SpA (Italy)	260	14,253
LVMH Moet Hennessy Louis Vuitton SA (France)	435	68,905
Michael Kors Holdings Ltd.*	18,200	1,366,820
Pandora A/S (Denmark)	179	14,509
Skechers U.S.A., Inc. (Class A Stock)*(a)	900	49,725
Steven Madden Ltd.*	3,800	120,954
Swatch Group AG (The) (Switzerland) (Bearer Shares)	48	21,324
Swatch Group AG (The) (Switzerland) (Registered Shares)	79	6,834
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,000	3,596

		1,863,647

Thrifts & Mortgage Finance — 0.1%
Berkshire Hills Bancorp, Inc.	900	23,994
Brookline Bancorp, Inc.	2,100	21,063
First Defiance Financial Corp.	800	27,248
Home Loan Servicing Solutions Ltd.	6,200	121,024
Meridian Bancorp, Inc.*	2,400	26,928

Northwest Bancshares, Inc.	2,200	27,566
OceanFirst Financial Corp.	1,800	30,852
Provident Financial Services, Inc.	2,100	37,926
Walker & Dunlop, Inc.*	1,000	17,540

		334,141

Tobacco — 0.7%
Altria Group, Inc.	13,500	665,145
British American Tobacco (United Kingdom)	2,885	156,341
Imperial Tobacco Group PLC (United Kingdom)	1,489	65,545
Japan Tobacco, Inc. (Japan)	1,711	47,092
Philip Morris International, Inc.	22,100	1,800,045
Swedish Match AB (Sweden)	314	9,839

		2,744,007

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1,200	54,708
Ashtead Group PLC (United Kingdom)	779	13,835
Brenntag AG (Germany)	231	12,915
Bunzl PLC (United Kingdom)	519	14,188
Itochu Corp. (Japan)	2,300	24,553
Marubeni Corp. (Japan)	2,600	15,557
Mitsubishi Corp. (Japan)	2,200	40,260
Mitsui & Co. Ltd. (Japan)	2,700	36,162
MRC Global, Inc.*	4,500	68,175
Noble Group Ltd. (Hong Kong)	6,681	5,700
Rexel SA (France)	420	7,525
Sumitomo Corp. (Japan)	1,800	18,487
Toyota Tsusho Corp. (Japan)	300	6,969
Travis Perkins PLC (United Kingdom)	384	11,053
United Rentals, Inc.*	2,300	234,623
Wolseley PLC (United Kingdom)	414	23,669

		588,379

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	642	12,731
Aeroports de Paris (France)	46	5,563
Atlantia SpA (Italy)	642	14,921
Auckland International Airport Ltd. (New Zealand)	1,365	4,491
Fraport AG Frankfurt Airport Services Worldwide (Germany)	55	3,174
Groupe Eurotunnel SA (France)	688	8,882
Hutchison Port Holdings Trust (Singapore)	8,800	6,072
Kamigumi Co. Ltd. (Japan)	400	3,563
Mitsubishi Logistics Corp. (Japan)	200	2,909
Sydney Airport (Australia)	1,706	6,532
Transurban Group (Australia)	2,803	19,533

		88,371

Water Utilities
American States Water Co.	1,000	37,660
Connecticut Water Service, Inc.	700	25,403
Middlesex Water Co.	800	18,448
Severn Trent PLC (United Kingdom)	394	12,289
SJW Corp.	300	9,636
United Utilities Group PLC (United Kingdom)	1,061	15,070

		118,506

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	907	56,982
Millicom International Cellular SA, (Luxembourg) ,SDR	96	7,113
NTT DoCoMo, Inc. (Japan)	2,377	34,616
Shenandoah Telecommunications Co.	600	18,750

Softbank Corp. (Japan)	1,500	89,285
Spok Holdings, Inc.	500	8,680
StarHub Ltd. (Singapore)	1,000	3,124
Tele2 AB (Sweden) (Class B Stock)	493	6,005
Vodafone Group PLC (United Kingdom)	41,135	141,037

		365,592

TOTAL COMMON STOCKS (cost $191,571,922)		254,546,442

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $426,567)	7,800	474,552

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	80	6,536
Porsche Automobil Holding SE (Germany)	238	19,248
Volkswagen AG (Germany)	253	56,231

		82,015

Banks
Citigroup Capital XIII, 7.875% (Capital security, fixed to floating preferred)(c)	3,000	79,740
Chemicals
Fuchs Petrolub AG (Germany)	116	4,620
Household Products
Henkel AG & Co. KGaA (Germany)	277	29,838

TOTAL PREFERRED STOCKS (cost $141,881)		196,213

	Units
RIGHTS*
Gas Utilities
APA Group, expiring 02/27/15 (cost $—)	410	269

	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.7%
Aerospace & Defense
Alliant Techsystems, Inc., Gtd. Notes	6.875%	09/15/20	125	133,125

Airlines — 0.1%
Continental Airlines, Inc., Pass-thru Certs., Ser. 2-A	4.000%	10/29/24	109	110,509
Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1(b)	6.703%	06/15/21	31	32,947
Continental Airlines, Inc., Pass-thru Certs., Ser. A	7.250%	11/10/19	101	116,314
Delta Air Lines, Inc., Pass-thru Certs., Ser. A	5.300%	04/15/19	160	173,983
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	6.821%	08/10/22	69	80,266
United Airlines, Inc., Pass-through Trust, Pass-thru Certs., Ser. 2014-1, Class A(a)	4.000%	04/11/26	90	91,350

				605,369

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%	04/15/16	265	274,287
General Motors Co., Sr. Unsec’d. Notes	4.875%	10/02/23	155	165,850
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	135	161,271

Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	55	57,597

					659,005

Banking — 2.8%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	345	338,369
Bank of America Corp., Jr. Sub. Notes, Ser. K	8.000	%(c)	12/29/49	380	408,025
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	3.750%		07/12/16	95	98,397
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	130	136,910
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%		01/22/24	620	651,096
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	80	89,268
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	205	237,480
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	265	320,282
Bank of America Corp., Sub. Notes(a)	5.750%		08/15/16	355	377,929
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	180	181,562
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	100	103,665
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	90	100,792
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	220	253,561
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	200	306,187
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	65	80,994
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	165	196,692
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	240	310,333
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	315	326,529
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	400	428,431
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	270	304,739
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	5	5,563
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	10	10,726
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	275	345,778
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%		08/02/18	195	197,370
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	20	24,071
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	2.250%		06/24/21	670	675,461
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	200	203,161
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	7.900	%(c)	04/29/49	300	322,890
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	150	176,325
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	105	103,878
JPMorgan Chase & Co., Sub. Notes(a)	5.625%		08/16/43	195	226,766
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	200	240,399
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	195	225,331
Morgan Stanley, Jr. Sub. Notes(a)	5.450	%(c)	12/31/49	125	125,225
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	460	493,908
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.625%		09/23/19	285	321,706
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	145	192,565
Morgan Stanley, Sr. Unsec’d. Notes, Series G, GMTN(a)	5.500%		07/28/21	110	124,837
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(c)	07/29/49	150	159,774
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	150	156,114
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	65	76,962
Royal Bank of Canada (Canada), Covered Bonds(a)	2.200%		09/23/19	465	468,404
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	250	290,373
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	110	111,319
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(a)	2.450%		01/10/19	250	251,132
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	130	128,151
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	345	362,105

					11,271,535

Brokerage — 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500%		01/20/43	65	66,305
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%		02/06/12	345	50,456

Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%	05/02/18	100	14,875
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	100	100,807

				232,443

Building Materials & Construction — 0.2%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $120,000; purchased 10/27/14)(e)	5.375%	11/15/24	120	119,700
D.R. Horton, Inc., Gtd. Notes(a)	3.625%	02/15/18	150	151,875
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%	01/15/16	119	124,620
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $210,000; purchased 06/19/14)(a)(b)(e)	5.250%	06/27/29	210	183,645
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	90	91,339

				671,179

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	125	139,063
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	8.125%	04/30/20	175	184,187
Comcast Corp., Gtd. Notes	6.450%	03/15/37	35	46,565
Comcast Corp., Gtd. Notes	6.950%	08/15/37	65	91,578
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	45	46,174
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	25	25,148
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	5.150%	03/15/42	200	206,672
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16	150	157,688
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	310	338,380
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	150	152,625

				1,388,080

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	166,000
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17	125	137,500
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.500%	03/15/16	50	52,853
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	125	125,625
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(b)(e)	6.375%	10/15/17	296	332,349
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(b)(e)	7.000%	10/15/37	20	26,952
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	15	15,528
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	25	27,481
Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	60,856
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $59,942; purchased 06/19/14)(b)(e)	3.125%	05/11/15	60	60,486
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	225	245,812
United Technologies Corp., Sr. Unsec’d. Notes	5.700%	04/15/40	60	75,285
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	160	172,855

				1,499,582

Chemicals — 0.2%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	135	136,350
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	90	97,101
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	10	10,127
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	67	108,710
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	200	205,250
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	30	31,260
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	35	36,314

Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	55	62,227
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43	170	194,822
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	100	129,436

				1,011,597

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	300	338,298

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	35	37,906
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes(a)	6.350%	10/01/36	115	156,995
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	120	150,760
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	120	167,517
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	71,519
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	169,189
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	30	30,536
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	180	181,391
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	50	53,893
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	79,134
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	37,219
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	150	158,250
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	110,600
NSTAR LLC, Sr. Unsec’d. Notes	4.500%	11/15/19	90	97,879
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	37,678
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	64,727
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	161,816
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	117,117
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	36	39,288

				1,923,414

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	70	75,738
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	50	50,933
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(a)	5.375%	01/26/19	100	86,150

				212,821

Energy - Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.375%	09/15/17	300	333,540
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	50	60,084
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19	25	29,209
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%	11/01/43	10	10,777
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	140	131,536
Newfield Exploration Co., Sr. Sub. Notes	6.875%	02/01/20	75	76,125
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	115	112,983

				754,254

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	235	359,410
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	145	177,703
Cargill, Inc., Sr. Unsec’d. Notes, 144A(b)	6.000%	11/27/17	150	167,622
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	150	159,901

				864,636

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%	11/01/18	150	153,375

Healthcare & Pharmaceutical — 0.7%
Actavis Funding SCS, Gtd. Notes	4.850%	06/15/44	65	65,958

Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	75	85,068
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	335	377,595
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%		09/15/37	110	148,225
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	140	144,140
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	30	37,145
HCA, Inc., Sr. Sec’d. Notes(a)	4.250%		10/15/19	55	55,825
HCA, Inc., Sr. Sec’d. Notes	4.750%		05/01/23	200	203,500
HCA, Inc., Sr. Sec’d. Notes(a)	5.250%		04/15/25	100	104,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	3.750%		08/23/22	20	20,462
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	250	260,067
LifePoint Hospitals, Inc., Gtd. Notes	6.625%		10/01/20	125	131,875
Mallinckrodt International Finance SA, Gtd. Notes	3.500%		04/15/18	175	169,094
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	3.500%		03/15/25	440	450,107
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	4.375%		03/15/35	185	196,258
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	50	50,301
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%		05/06/44	210	235,335
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	20	20,356

					2,755,811

Healthcare Insurance — 0.2%
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	50	62,250
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	140	174,495
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	60	66,527
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	100	133,998
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	80	109,259
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	45	47,221
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	30	31,223

					624,973

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	89,234
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	20	22,067
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	125	132,064
American International Group, Inc., Sr. Unsec’d. Notes(a)	6.400%		12/15/20	260	310,042
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	160	181,245
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375	%(c)	03/29/67	210	225,131
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Sub. Notes, 144A	5.100	%(c)	10/29/49	200	208,250
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	102,069
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	180	228,663
Lincoln National Corp., Jr. Sub. Notes(a)	6.050	%(c)	04/20/67	40	40,000
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	139,561
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	130	180,288
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	70	87,467
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	26,547
MetLife, Inc., Sr. Unsec’d. Notes(a)	5.700%		06/15/35	135	168,235
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	15	19,988
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	50	53,905
New York Life Insurance Co., Sub. Notes, 144A(a)	6.750%		11/15/39	110	153,107
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100	%(c)	10/16/44	295	308,275
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	60	77,557
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	105	120,550
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	140	220,220
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	15	15,745
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(c)	06/15/37	110	118,993

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	240	327,799
Unum Group, Sr. Unsec’d. Notes	5.625%	09/15/20	50	56,302
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%	05/15/15	110	111,925
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%	08/15/19	90	101,579

				3,826,808

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	200	214,500
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	130	130,522
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	500	569,130
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	60	59,898

				974,050

Media & Entertainment — 0.2%
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	100	136,011
News America, Inc., Gtd. Notes	6.150%	02/15/41	70	89,086
News America, Inc., Gtd. Notes	7.625%	11/30/28	125	165,745
Time Warner Cos., Inc., Gtd. Notes	7.250%	10/15/17	160	183,360
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	25	30,435
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	30	37,252
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	10	13,941
Viacom, Inc., Sr. Unsec’d. Notes (original cost $49,895; purchased 08/06/13-02/11/14)(b)(e)	4.875%	06/15/43	55	53,752
Viacom, Inc., Sr. Unsec’d. Notes (original cost $59,612; purchased 08/12/13)(b)(e)	5.850%	09/01/43	60	66,724

				776,306

Metals — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%	09/30/43	140	158,693
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(a)	2.050%	10/23/15	105	105,683
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	110	110,177
Peabody Energy Corp., Gtd. Notes(a)	6.000%	11/15/18	115	104,363
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	5.000%	06/01/15	115	117,023
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	95	106,874

				702,813

Non-Captive Finance — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	150	148,500
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	600	697,904
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	170	240,466
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	100	114,199
Navient LLC, Sr. Unsec’d. Notes, MTN(a)	8.450%	06/15/18	90	100,350

				1,301,419

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	250	241,250
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	150	145,500

				386,750

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(b)(e)	5.400%	11/01/20	40	45,010
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	30	35,122
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	175	232,034
International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	85	105,958
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	95	102,048

				520,172

Pipelines & Other — 0.2%
Enterprise Products Operating LLC, Gtd. Notes(a)	4.850%	03/15/44	160	166,835
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	35	44,900
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	40	42,618
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17	55	60,143
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	70	78,772
ONEOK Partners LP, Gtd. Notes(a)	6.200%	09/15/43	205	224,764

				618,032

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	100	104,475
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	171,023
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	170	219,878
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%	02/15/23	97	95,885
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	20	23,774

				615,035

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750%	08/15/19	115	135,983
ProLogis LP, Gtd. Notes	6.875%	03/15/20	11	12,921
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	30	30,892
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	30,883

				210,679

Retailers — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	35	41,840
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	110	114,688
Limited Brands, Inc., Gtd. Notes	6.625%	04/01/21	125	140,625
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	60	76,016
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	45	46,772
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	60	62,290

				482,231

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	60	61,082
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	70	71,869
Oracle Corp., Sr. Unsec’d. Notes(a)	4.300%	07/08/34	145	155,247
Seagate HDD Cayman, Gtd. Notes, 144A(a)	3.750%	11/15/18	90	92,362
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15	445	446,758

				827,318

Telecommunications — 0.5%
AT&T Corp., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	305	310,782
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	33	35,733
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	50	78,502
Embarq Corp., Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11-05/11/11)(b)(e)	7.082%	06/01/16	75	80,821
Embarq Corp., Sr. Unsec’d. Notes (original cost $59,996; purchased 05/12/06)(b)(e)	7.995%	06/01/36	60	67,050
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	125	130,753
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%	11/15/19	40	44,758
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	137	168,754
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	400	512,460
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.862%	08/21/46	65	66,770
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	5.012%	08/21/54	523	541,069

				2,037,452

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	9.700%		11/10/18	154	195,551
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	52	90,539
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	2.050%		02/11/18	245	243,627
Lorillard Tobacco Co., Gtd. Notes	8.125%		06/23/19	50	60,617
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	220	245,065

					835,399

TOTAL CORPORATE BONDS (cost $36,108,299)					39,213,961

ASSET-BACKED SECURITIES — 2.5%
Collateralized Loan Obligations — 1.5%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.411	%(c)	04/20/25	250	245,767
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.419	%(c)	07/13/25	300	294,812
Anchorage Capital CLO Ltd. (Cayman Islands), Series 3A, Class A1, 144A	1.733	%(c)	04/28/26	300	297,772
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796	%(c)	10/15/26	250	248,437
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.600	%(c)	10/20/26	250	249,150
Blue Hill CLO Ltd. (Cayman Islands), Series A-1A, Class A, 144A	1.711	%(c)	01/15/26	250	248,126
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.378	%(c)	04/17/25	250	245,507
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.781	%(c)	04/20/26	350	348,256
ECP CLO (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685	%(c)	07/15/26	250	247,414
Flagship CLO (Cayman Islands), Series A1-7A, Class A1, 144A	1.701	%(c)	01/20/26	300	297,493
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(c)	10/15/26	250	247,610
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.371	%(c)	04/15/24	300	294,601
ING Investment Management Co. (Cayman Islands), Series A2-3A, Class A2, 144A	2.031	%(c)	01/18/26	300	285,862
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.711	%(c)	04/15/26	350	347,098
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700	%(c)	07/25/26	600	593,006
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1l, 144A	0.483	%(c)	02/22/20	1	714
Ocean Trails CLO IV (Cayman Islands), Series A-4A, Class A, 144A	1.533	%(c)	08/13/25	300	295,892
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704	%(c)	07/17/26	300	299,179
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.281	%(c)	04/15/25	300	293,674
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.931	%(c)	10/20/23	250	250,996
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.351	%(c)	07/15/25	300	293,927
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.731	%(c)	04/20/26	350	347,372

					6,272,665

Non-Residential Mortgage-Backed Securities — 0.7%
Chase Issuance Trust, Series 2007-C1, Class C1	0.621	%(c)	04/15/19	800	795,317
Ford Credit Auto Owner Trust, Series 2014, Class 2A, 144A	2.310%		04/15/26	500	501,288
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	301,601
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.011	%(c)	06/15/18	600	600,194
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.382	%(c)	07/22/25	250	245,215
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.882	%(c)	08/17/22	250	250,698

					2,694,313

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.820	%(c)	03/25/33	48	45,405
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.920	%(c)	03/25/34	434	413,645
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.123%		07/25/35	58	56,458
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.037%		07/25/34	72	68,947
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	1.220	%(c)	12/27/33	316	305,505
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1	1.070	%(c)	07/25/32	74	71,097
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1	1.445	%(c)	09/25/32	87	85,707
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(c)	03/25/34	22	19,429
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.935	%(c)	02/25/34	160	150,672

					1,216,865

TOTAL ASSET-BACKED SECURITIES (cost $10,128,700)					10,183,843

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	309	261,910
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.720	%(c)	02/25/35	57	54,916
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.656	%(c)	03/25/35	65	58,571
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.535	%(c)	02/25/37	168	163,086
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	55	56,350
Fannie Mae Connecticut Avenue Securities, Series 2014-C014, Class 1M1	2.105	%(c)	11/25/24	730	730,732
Freddie Mac Structured Agency Credit Risk Debt Notes	1.570	%(c)	10/25/24	493	492,996
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.489	%(c)	07/25/35	94	94,593
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	6	6,332
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	64	65,566
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.573	%(c)	02/25/34	95	94,385
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	29	29,249

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,164,441)					2,108,686

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	600		608,816
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.561	%(c)	04/10/49	885		946,459
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class ASB	5.413%		10/15/49	306		306,802
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.710	%(c)	12/10/49	100		108,439
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100		98,777
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420		437,078
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200		200,259
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600		619,088
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	400		411,725
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400		414,208
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300		308,606
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	700		717,770
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	1.991	%(c)	09/15/30	128		5,238
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	200		215,723
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(c)	04/10/37	740		756,133
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.467	%(c)	02/15/39	800		823,056
Fannie Mae-ACES, Series M2, Class A2	3.513	%(c)	12/25/23	375		399,707
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	500		515,164
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000		995,267
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.465	%(c)	05/25/22	2,930		252,340
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.506	%(c)	06/25/22	884		78,652
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	0.900	%(c)	10/25/22	1,487		83,439
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(c)	02/25/23	800		842,066
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(c)	04/25/23	300		314,034
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(c)	07/25/23	400		427,082
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.685	%(c)	08/25/16	935		17,661
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.778	%(c)	05/25/19	2,455		162,341
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.707	%(c)	07/25/19	2,468		158,416
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2005-C1, Class A5	4.697%		05/10/43	510		512,599
Greenwich Capital Commercial Mortgage Trust I, Series 2007-GG9, Class A2	5.381%		03/10/39	140		139,917
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4	4.895%		09/12/37	500		505,188
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3	4.697%		07/15/42	—	(f)	258
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	4.780%		07/15/42	100		100,779
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A2	3.070%		12/15/46	700		725,529

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	200	204,966
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	282	291,411
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	196,091
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	500	498,338
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	200	195,515
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.869	%(c)	06/12/46	464	487,025
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	231	233,754
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class ASB	5.745	%(c)	06/12/50	325	326,578
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	200	198,380
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.656	%(c)	10/15/42	575	590,873
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	34	34,643
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	386	388,305
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.651	%(c)	06/11/42	59	58,553
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	198,003
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	500	499,881
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	200,415
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(c)	07/15/42	135	137,852
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	991	1,054,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,066,164)					19,004,173

FOREIGN AGENCIES — 0.6%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(a)	4.875%		01/15/24	200	209,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	100	112,698
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%		05/23/18	382	377,787
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%		06/15/35	255	294,525
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%		05/20/16	195	186,254
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%		01/30/23	115	109,998
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/18/24	65	67,535
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	300	324,750
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	85	97,538
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	200	176,800
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	250	248,807
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	200	200,840

TOTAL FOREIGN AGENCIES (cost $2,409,513)					2,406,532

MUNICIPAL BONDS — 0.5%
California — 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263%	04/01/49	220	310,449
State of California, GO, BABs	7.300%	10/01/39	210	308,141
State of California, GO, Tax. Var. Purp., BABs	7.500%	04/01/34	15	22,447

				641,037

Illinois — 0.1%
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395%	01/01/40	160	216,448
State of Illinois, Taxable, GO	4.421%	01/01/15	90	90,000

				306,448

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs	7.414%	01/01/40	165	248,817

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	5.767%	08/01/36	190	238,104

Ohio
Ohio State University Gen. Repts., BABs	4.910%	06/01/40	65	79,347
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%	12/01/34	45	50,506

				129,853

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834%	11/15/34	70	90,852

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511%	12/01/45	80	98,723

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731%	07/01/43	160	215,104

Texas
Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs	5.028%	04/01/26	50	58,286

TOTAL MUNICIPAL BONDS (cost $1,541,757)				2,027,224

SOVEREIGN BONDS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	200	200,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	225	230,062
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	90	92,475
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	03/13/20	200	221,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	165	186,450
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%	03/15/22	100	102,150
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%	01/30/20	100	110,250
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	160	159,337
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	30	32,700

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		120	139,530
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		118	123,015

TOTAL SOVEREIGN BONDS (cost $1,547,550)						1,597,469

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Federal Home Loan Bank	0.375%		08/28/15		55	55,048
Federal Home Loan Bank	4.000%		02/01/41		738	787,519
Federal Home Loan Bank	5.500%		07/15/36		135	185,142
Federal Home Loan Mortgage Corp.	2.348	%(c)	12/01/35		58	61,839
Federal Home Loan Mortgage Corp.	2.375%		01/13/22		790	798,132
Federal Home Loan Mortgage Corp.	3.000%		06/01/29		474	493,382
Federal Home Loan Mortgage Corp.	3.500%		TBA		1,500	1,555,898
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-11/01/39		848	906,870
Federal Home Loan Mortgage Corp.	4.500%		TBA		500	541,934
Federal Home Loan Mortgage Corp.	4.500%		10/01/39		518	561,748
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-10/01/35		466	506,659
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-10/01/37		385	429,251
Federal Home Loan Mortgage Corp.	6.000%		01/01/34		86	97,277
Federal Home Loan Mortgage Corp.	7.000%		10/01/31-05/01/32		50	57,193
Federal National Mortgage Assoc.	1.750%		06/20/19-11/26/19		575	576,124
Federal National Mortgage Assoc.	1.875%		02/19/19		30	30,455
Federal National Mortgage Assoc.	1.917	%(c)	07/01/37		266	283,496
Federal National Mortgage Assoc.	2.500%		TBA	(g)	1,500	1,524,258
Federal National Mortgage Assoc.	2.625%		09/06/24		620	627,887
Federal National Mortgage Assoc.	3.000%		TBA	(g)	3,000	3,118,242
Federal National Mortgage Assoc.	3.000%		12/01/42-07/01/43		1,436	1,454,952
Federal National Mortgage Assoc.	3.000%		TBA	(g)	1,750	1,765,825
Federal National Mortgage Assoc.	3.500%		06/01/39		279	291,261
Federal National Mortgage Assoc.	3.500%		TBA	(g)	1,000	1,042,422
Federal National Mortgage Assoc.(h)	3.500%		05/01/42		2,696	2,814,794
Federal National Mortgage Assoc.	4.000%		TBA	(g)	1,500	1,600,881
Federal National Mortgage Assoc.	4.000%		TBA	(g)	1,000	1,064,520
Federal National Mortgage Assoc.	4.500%		07/01/19-08/01/40		1,148	1,245,318
Federal National Mortgage Assoc.	4.500%		TBA	(g)	2,000	2,170,938
Federal National Mortgage Assoc.	4.500%		TBA	(g)	750	812,695
Federal National Mortgage Assoc.	5.000%		TBA		2,000	2,209,648
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36		304	333,445
Federal National Mortgage Assoc.	5.500%		12/01/16-07/01/34		646	727,959
Federal National Mortgage Assoc.	6.000%		09/01/17-08/01/38		1,147	1,310,677
Federal National Mortgage Assoc.	6.500%		07/01/17-10/01/37		776	888,221
Federal National Mortgage Assoc.	7.000%		06/01/32		29	34,459
Federal National Mortgage Assoc.	7.500%		09/01/30		2	2,793
Federal National Mortgage Assoc.	8.000%		12/01/23		4	4,622
Federal National Mortgage Assoc.	8.500%		02/01/28		5	6,704

Financing Corp., FICO Strip Principal, Series A-P	1.280%	(i)	10/06/17		240	231,537
Financing Corp., FICO Strip Principal, Series B-P	1.280%	(i)	10/06/17		330	319,063
Government National Mortgage Assoc.	3.000%		TBA	(g)	500	511,312
Government National Mortgage Assoc.	3.000%		TBA	(g)	500	511,312
Government National Mortgage Assoc.	3.500%		TBA	(g)	2,000	2,099,375
Government National Mortgage Assoc.	4.000%		TBA	(g)	2,000	2,144,352
Government National Mortgage Assoc.	4.500%		06/20/41		862	944,883
Government National Mortgage Assoc.	5.500%		07/15/33-02/15/36		825	929,464
Government National Mortgage Assoc.	6.500%		09/15/23-08/15/32		233	265,977
Government National Mortgage Assoc.	7.000%		06/15/24-05/15/31		45	52,067
Government National Mortgage Assoc.	7.500%		04/15/29-05/15/31		6	5,985
Government National Mortgage Assoc.	8.000%		08/15/22-06/15/25		57	64,952

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,984,762)						41,060,767

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds	3.000%		11/15/44		420	441,394
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%		04/15/19		3,749	3,708,165
U.S. Treasury Notes(a)	1.000%		09/15/17		140	140,077
U.S. Treasury Notes	1.000%		12/15/17		545	543,722
U.S. Treasury Notes	1.375%		06/30/18-02/28/19		705	702,998
U.S. Treasury Notes	1.500%		12/31/18-11/30/19		2,335	2,326,103
U.S. Treasury Notes	1.625%		04/30/19-12/31/19		570	569,671
U.S. Treasury Notes(j)	2.000%		02/28/21		740	745,087
U.S. Treasury Notes	2.000%		05/31/21		85	85,425
U.S. Treasury Notes	2.250%		03/31/21		515	525,783
U.S. Treasury Notes	2.375%		05/31/18-08/15/24		3,675	3,802,418
U.S. Treasury Notes	3.125%		05/15/19-05/15/21		605	646,255
U.S. Treasury Strip Coupon	2.400%	(i)	08/15/21		735	642,785
U.S. Treasury Strip Principal(a)	3.470%	(i)	05/15/44		1,580	683,459

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,445,813)						15,563,342

TOTAL LONG-TERM INVESTMENTS (cost $320,537,369)						388,383,473

SHORT-TERM INVESTMENTS — 12.5%

					Shares
AFFILIATED MUTUAL FUNDS — 12.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $21,376,568)(k)					2,205,248	20,597,014
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,736,384; includes $15,952,041 of cash collateral for securities on loan)(k)(l)					29,736,384	29,736,384

TOTAL AFFILIATED MUTUAL FUNDS (cost $51,112,952)						50,333,398

				Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
2 Year U.S. Treasury Notes, expiring 01/23/15, Strike Price $109.38				7,400	5,781
2 Year U.S. Treasury Notes, expiring 01/23/15, Strike Price $110.00				7,400	578

TOTAL OPTIONS PURCHASED (cost $10,578)					6,359

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $389,962)(h)	0.046	%(m)	03/19/15	390	389,984

TOTAL SHORT-TERM INVESTMENTS (cost $51,513,492)					50,729,741

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 108.6% (cost $372,050,861)					439,113,214

				Notional Amount (000)#
OPTION WRITTEN
Call Option
2 Year U.S. Treasury Notes, expiring 01/23/15, Strike Price $109.63 (premiums received $6,766)				14,800	(2,313)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 108.6% (cost $372,044,095)(n)					439,110,901
Liabilities in excess of other assets(o) — (8.6)%					(34,765,102)

NET ASSETS — 100.0%					$404,345,799

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index

BRL	Brazilian Real
MXN	Mexican Peso

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,574,359; cash collateral of $15,952,041 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2014.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $999,290. The aggregate value of $1,036,489 is approximately 0.3% of net assets.
(f)	Less than $500 par.
(g)	Principal amount of $17,500,000 represents “TBA” mortgage dollar rolls.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Rate reflects yield to maturity at purchase date.
(n)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$375,036,437

Appreciation	70,629,282
Depreciation	(6,552,506)

Net Unrealized Appreciation	$64,076,776

The book basis may differ from tax basis due to certain tax-related adjustments.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
73	2 Year U.S. Treasury Notes	Mar. 2015	$15,958,162	$15,957,344	$(818)
47	5 Year U.S. Treasury Notes	Mar. 2015	5,587,563	5,589,695	2,132
34	10 Year U.S. Treasury Notes	Mar. 2015	4,304,802	4,311,094	6,292
7	DJ Euro Stoxx 50 Index	Mar. 2015	258,576	265,377	6,801
2	FTSE 100 Index	Mar. 2015	193,728	203,320	9,592
2	MSCI EAFE Index Mini	Mar. 2015	172,624	175,790	3,166
34	S&P 500 E-Mini	Mar. 2015	3,371,926	3,489,080	117,154
1	TOPIX Index	Mar. 2015	121,437	117,507	(3,930)
17	U.S. Ultra Bonds	Mar. 2015	2,749,524	2,808,187	58,663

					199,052

	Short Position:
12	U.S. Long Bonds	Mar. 2015	1,730,672	1,734,750	(4,078)

					$194,974

(1)	A U.S. Treasury Obligation with a market value of $389,984 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $208,813 has been segregated with JPMorgan Chase to cover requirements for open future contracts at December 31, 2014.

Interest rate swap agreements outstanding at December 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL 5,008	01/01/18	11.770%	1 Day Brazil Interbank Rate(2)	$(42,303)	$—	$(42,303)	Deutsche Bank AG
382	05/17/18	0.989%	3 Month LIBOR(1)	4,794	—	4,794	Credit Suisse First Boston Corp.

				$(37,509)	$—	$(37,509)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
220	06/30/16	0.618%	3 Month LIBOR(1)	$151	$110	$(41)
1,100	06/30/16	0.655%	3 Month LIBOR(1)	294	(57)	(351)
220	06/30/16	0.655%	3 Month LIBOR(1)	151	(12)	(163)
5,940	08/29/16	0.710%	3 Month LIBOR(1)	102	1,870	1,768
1,885	12/24/17	1.384%	3 Month LIBOR(1)	493	(5,431)	(5,924)
3,825	05/31/19	1.730%	3 Month LIBOR(1)	544	3,844	3,300
4,710	08/29/19	1.804%	3 Month LIBOR(2)	109	19,580	19,471
1,260	10/31/21	2.152%	3 Month LIBOR(1)	157	(4,641)	(4,798)
MXN 11,100	08/19/24	6.010%	28 Day Mexican Interbank Rate(2)	(1,862)	(3,329)	(1,467)
1,280	08/29/24	2.560%	3 Month LIBOR(1)	98	(33,344)	(33,442)
700	09/08/24	2.569%	3 Month LIBOR(1)	156	(18,658)	(18,814)

				$393	$(40,068)	$(40,461)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at December 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at December 31, 2014(3)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.22.V2	06/20/19	5.000%	990	$(68,986)	$(67,444)	$1,542
CDX.NA.IG.23.V1	12/20/19	1.000%	13,000	(206,611)	(207,564)	(953)

				$(275,597)	$(275,008)	$589

A U.S. Treasury Obligation with a market value of $443,025 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at December 31, 2014.

The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$235,783,095	$18,763,347	$—
Exchange Traded Fund	474,552	—	—
Preferred Stocks	79,740	116,473	—
Rights	—	269	—
Corporate Bonds	—	38,608,592	605,369
Asset-Backed Securities
Collateralized Loan Obligations	—	6,272,665	—
Non-Residential Mortgage-Backed Securities	—	2,694,313	—
Residential Mortgage-Backed Securities	—	1,216,865	—
Collateralized Mortgage Obligations	—	2,108,686	—
Commercial Mortgage-Backed Securities	—	19,004,173	—
Foreign Agencies	—	2,406,532	—
Municipal Bonds	—	2,027,224	—
Sovereign Bonds	—	1,597,469	—
U.S. Government Agency Obligations	—	41,060,767	—
U.S. Treasury Obligations	—	15,953,326	—
Affiliated Mutual Funds	50,333,398	—	—
Options Purchased	6,359	—	—
Option Written	(2,313)	—	—
Other Financial Instruments*
Futures Contracts	194,974	—	—
Exchange-traded interest rate swaps	—	(40,461)	—
Over-the-counter interest rate swaps	—	(37,509)	—
Exchange-traded credit default swaps	—	589	—

Total	$286,869,805	$151,753,320	$605,369

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of December 31, 2014 categorized by risk exposure:

Derivative Fair Value at 12/31/14
Credit Contracts	$589
Equity Contracts	133,052
Interest Rate Contracts	(11,733)

Total	$121,908

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     February 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     February 19, 2015

*	Print the name and title of each signing officer under his or her signature.